UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03599

Name of Fund:	The Royce Fund
Fund Address:	745 Fifth Avenue
New York, NY 10151

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LP
745 Fifth Avenue
New York, NY 10151

Registrant’s telephone number, including area code: (212) 508-4500

Date of fiscal year end: 12/31/2016

Date of reporting period: 9/30/2016

Item 1 - Schedule of Investments

SCHEDULES OF INVESTMENTS
ROYCE DIVIDEND VALUE FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.6%

Consumer Discretionary – 9.3%
Auto Components - 2.0%
Autoliv	9,600	$1,025,280
Gentex Corporation	87,696	1,539,942
Nokian Renkaat	52,500	1,913,659
STRATTEC SECURITY	9,629	339,903

		4,818,784

Automobiles - 0.6%
Thor Industries	16,040	1,358,588

Household Durables - 0.8%
Flexsteel Industries	9,100	470,652
Hunter Douglas	27,600	1,527,589

		1,998,241

Media - 0.4%
Saga Communications Cl. A	18,835	853,979

Multiline Retail - 0.2%
Dillard’s Cl. A	8,500	535,585

Specialty Retail - 4.5%
American Eagle Outfitters	83,300	1,487,738
Buckle (The)	51,379	1,234,637
Cato Corporation (The) Cl. A	42,910	1,411,310
DSW Cl. A	58,549	1,199,083
Fielmann	6,400	521,639
Genesco [1]	24,749	1,347,831
Shoe Carnival	54,168	1,444,119
Stein Mart	136,996	869,925
USS	70,000	1,183,282

		10,699,564

Textiles, Apparel & Luxury Goods - 0.8%
Movado Group	35,300	758,244
Stella International Holdings	100,000	171,114
Steven Madden [1]	24,908	860,821

		1,790,179

Total		22,054,920

Consumer Staples – 2.5%
Food & Staples Retailing - 0.8%
FamilyMart UNY Holdings	6,000	398,045
Village Super Market Cl. A	48,267	1,545,027

		1,943,072

Food Products - 1.6%
Hormel Foods	95,800	3,633,694
Industrias Bachoco ADR	6,100	305,976

		3,939,670

Personal Products - 0.1%
Nu Skin Enterprises Cl. A	2,281	147,763

Total		6,030,505

Energy – 1.8%
Energy Equipment & Services - 1.5%
Helmerich & Payne	28,154	1,894,764
TGS-NOPEC Geophysical	100,900	1,823,190

		3,717,954

Oil, Gas & Consumable Fuels - 0.3%
Gaztransport Et Technigaz	22,700	655,733

Total		4,373,687

Financials – 29.6%
Banks - 5.5%
Ames National	35,044	969,317
BGEO Group	58,000	2,186,673
BLOM Bank GDR	63,000	642,600
BOK Financial	22,114	1,525,203
Camden National	30,822	1,471,442
City Holding Company	18,989	954,957
CNB Financial	29,600	626,336
Codorus Valley Bancorp	4,145	90,693
First Republic Bank	44,700	3,446,817
National Bankshares	15,700	577,446
Northrim BanCorp	24,700	636,025

		13,127,509

Capital Markets - 20.8%
Apollo Global Management LLC Cl. A	157,300	2,825,108
ARA Asset Management	1,961,500	1,947,512
Ashmore Group	624,000	2,856,167
AURELIUS Equity Opportunities	9,000	569,034
BM&FBOVESPA	402,000	2,077,893
Bolsa Mexicana de Valores	1,443,000	2,297,369
Carlyle Group L.P.	141,000	2,195,370
Coronation Fund Managers	266,000	1,363,239
Federated Investors Cl. B	112,100	3,321,523
Gluskin Sheff + Associates	51,700	628,148
Interactive Brokers Group Cl. A	22,600	797,102
Jupiter Fund Management	509,500	2,809,291
KKR & Co. L.P.	288,000	4,106,880
Lazard Cl. A	94,200	3,425,112
Moelis & Company Cl. A	58,400	1,570,376
Northern Trust	25,000	1,699,750
Oaktree Capital Group LLC Cl. A	85,000	3,604,000
SEI Investments	53,000	2,417,330
Singapore Exchange	70,000	382,060
Sprott	735,700	1,357,059
State Street	27,900	1,942,677
TD Ameritrade Holding Corporation	74,100	2,611,284
Value Partners Group	2,527,200	2,602,046

		49,406,330

Insurance - 2.0%
Erie Indemnity Cl. A	12,100	1,235,047
Marsh & McLennan	30,800	2,071,300
Reinsurance Group of America	14,255	1,538,685

		4,845,032

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	59,148	1,522,037
Southern Missouri Bancorp	2,500	62,250
Timberland Bancorp	600	9,450
TrustCo Bank Corp. NY	219,260	1,554,553

		3,148,290

Total		70,527,161

Health Care – 3.5%
Health Care Equipment & Supplies - 1.4%
Dentsply Sirona	56,000	3,328,080

Health Care Providers & Services - 0.5%
Aceto Corporation	44,800	850,752
Ensign Group (The)	20,100	404,613

		1,255,365

Health Care Technology - 0.2%
CompuGroup Medical	7,300	336,518

Pharmaceuticals - 1.4%
Recordati	82,300	2,645,349
Santen Pharmaceutical	52,000	766,854

		3,412,203

Total		8,332,166

Industrials – 23.5%
Aerospace & Defense - 0.9%
HEICO Corporation Cl. A	36,132	2,186,347

Air Freight & Logistics - 2.9%
C. H. Robinson Worldwide	33,500	2,360,410
Expeditors International of Washington	90,600	4,667,712

		7,028,122

Building Products - 0.8%
Geberit	1,000	437,650
TOTO	37,000	1,394,394

		1,832,044

Commercial Services & Supplies - 0.5%
Societe BIC	6,600	976,067
UniFirst Corporation	2,255	297,344

		1,273,411

Construction & Engineering - 1.0%
Comfort Systems USA	11,100	325,341
KBR	136,900	2,071,297

		2,396,638

Electrical Equipment - 1.6%
Hubbell Cl. B	18,200	1,960,868
Regal Beloit	30,200	1,796,598

		3,757,466

Machinery - 9.7%
Alamo Group	13,208	870,275
CLARCOR	54,800	3,562,000
Donaldson Company	88,300	3,296,239
Federal Signal	64,729	858,307
Flowserve Corporation	20,100	969,624
Graco	26,100	1,931,400
IDEX Corporation	37,300	3,490,161
Lincoln Electric Holdings	30,050	1,881,731
Lindsay Corporation	27,500	2,034,450
Miller Industries	48,214	1,098,797
Pfeiffer Vacuum Technology	13,500	1,282,875
Spirax-Sarco Engineering	30,492	1,778,375

		23,054,234

Marine - 0.8%
Clarkson	67,400	1,828,631

Professional Services - 2.8%
Korn/Ferry International	68,200	1,432,200
ManpowerGroup	49,700	3,591,322
Robert Half International	40,900	1,548,474

		6,571,996

Road & Rail - 1.5%
Amerco	8,442	2,737,150
Werner Enterprises	34,300	798,161

		3,535,311

Trading Companies & Distributors - 1.0%
Applied Industrial Technologies	53,700	2,509,938

Total		55,974,138

Information Technology – 8.7%
Communications Equipment - 0.4%
Brocade Communications Systems	69,782	644,088
TESSCO Technologies	32,079	398,100

		1,042,188

Electronic Equipment, Instruments & Components - 4.1%
Amphenol Corporation Cl. A	52,600	3,414,792
FLIR Systems	149,700	4,703,574
Vishay Intertechnology	109,888	1,548,322

		9,666,688

IT Services - 1.6%
Western Union	181,900	3,787,158

Semiconductors & Semiconductor Equipment - 0.3%
MKS Instruments	16,408	815,970

Software - 0.6%
Computer Modelling Group	140,000	1,046,839
SimCorp	7,000	407,715

		1,454,554

Technology Hardware, Storage & Peripherals - 1.7%
Diebold	160,000	3,966,400

Total		20,732,958

Materials – 11.5%
Chemicals - 1.3%
Quaker Chemical	26,800	2,838,924
Victrex	10,000	203,236

		3,042,160

Containers & Packaging - 2.3%
AptarGroup	41,200	3,189,292
Greif Cl. A	46,300	2,296,017

		5,485,309

Metals & Mining - 7.9%
Carpenter Technology	69,300	2,859,318
Compass Minerals International	38,100	2,807,970
Franco-Nevada Corporation	36,000	2,515,320
Reliance Steel & Aluminum	63,000	4,537,890
Royal Gold	19,900	1,540,857
Worthington Industries	92,900	4,461,987

		18,723,342

Total		27,250,811

Real Estate – 0.2%
Real Estate Management & Development - 0.2%
Relo Group	2,300	382,649

Total		382,649

Telecommunication Services – 1.5%
Diversified Telecommunication Services - 0.4%
Inmarsat	105,000	960,804

Wireless Telecommunication Services - 1.1%
Telephone and Data Systems	91,500	2,486,970

Total		3,447,774

Utilities – 1.3%
Water Utilities - 1.3%
Aqua America	104,800	3,194,304

Total		3,194,304

Miscellaneous[2] – 2.2%
Total		5,248,295

TOTAL COMMON STOCKS
(Cost $183,104,882)		227,549,368

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.2%
Unit Corporation 6.625%
due 5/15/21
(Cost $373,710)	$458,000	386,437

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $11,094,028 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$11,316,013)
(Cost $11,094,000)		11,094,000

TOTAL INVESTMENTS – 100.4%
(Cost $194,572,592)		239,029,805

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.4)%		(1,016,325)

NET ASSETS – 100.0%		$238,013,480

SCHEDULES OF INVESTMENTS
ROYCE GLOBAL FINANCIAL SERVICES FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.5%

Banks - 12.6%
BankUnited	4,100	$123,820
BLOM Bank GDR	8,000	81,600
BOK Financial	12,200	841,434
Capital City Bank Group	29,822	440,471
Chemung Financial	14,512	420,703
First Citizens BancShares Cl. A	3,465	1,018,329
First Republic Bank	10,400	801,944
Investors Bancorp	25,300	303,853
Live Oak Bancshares	45,000	648,900
Popular	28,900	1,104,558
Umpqua Holdings	17,400	261,870

Total		6,047,482

Capital Markets - 53.9%
AllianceBernstein Holding L.P.	11,500	262,200
ARA Asset Management	793,320	787,662
Ares Management L.P.	59,500	1,035,895
Ashmore Group	208,800	955,717
Associated Capital Group Cl. A	14,084	499,419
BM&FBOVESPA	136,000	702,969
Bolsa Mexicana de Valores	465,000	740,316
Bolsas y Mercados Espanoles	10,500	311,923
Carlyle Group L.P.	41,700	649,269
Charles Schwab (The) Corporation	22,000	694,540
Citadel Capital [1]	150,000	14,020
Coronation Fund Managers	68,000	348,497
Cowen Group [1]	49,900	181,137
CRISIL	14,000	478,333
Dundee Corporation Cl. A [1]	90,000	463,051
Edmond de Rothschild (Suisse)	20	278,199
Egyptian Financial Group-Hermes Holding
Company [1]	246,390	345,725
Federated Investors Cl. B	16,900	500,747
Financial Engines	15,600	463,476
Fortress Investment Group LLC Cl. A	102,600	506,844
Gluskin Sheff + Associates	70,500	856,565
GMP Capital [1]	108,000	414,071
Hellenic Exchanges - Athens Stock
Exchange	50,000	231,559
INTL FCStone [1]	12,100	470,085
IOOF Holdings	20,000	133,098
JSE	51,000	594,750
Jupiter Fund Management	118,800	655,042
KKR & Co. L.P.	23,900	340,814
Lazard Cl. A	7,900	287,244
MarketAxess Holdings	4,600	761,714
Medley Management Cl. A	62,502	525,642
Morningstar	8,000	634,160
MSCI	2,150	180,471
MVC Capital	47,100	390,459
Northern Trust	8,700	591,513
NZX	440,000	340,043
Oaktree Capital Group LLC Cl. A	13,400	568,160
Och-Ziff Capital Management
Group LLC Cl. A [1]	66,000	286,440
Partners Group Holding	670	337,511
Reinet Investments	7,200	149,711
Rothschild & Co	23,500	581,960
SEI Investments	19,900	907,639
Silvercrest Asset Management
Group Cl. A	41,600	493,792
Singapore Exchange	75,000	409,350
SPARX Group	220,000	394,506
Sprott	346,500	639,148
TD Ameritrade Holding Corporation	12,715	448,077
Tokai Tokyo Financial Holdings	9,400	45,557
U.S. Global Investors Cl. A	359,200	660,928
UOB-Kay Hian Holdings	129,000	124,013
Value Partners Group	672,000	691,902
Virtu Financial Cl. A	35,900	537,423
VZ Holding	1,850	518,037
Warsaw Stock Exchange	19,000	185,887
Westwood Holdings Group	4,400	233,684

Total		25,840,894

Diversified Financial Services - 0.3%
SHUAA Capital [1]	580,000	140,044

Total		140,044

Hotels, Restaurants & Leisure - 0.2%
Thomas Cook (India)	30,600	92,193

Total		92,193

Insurance - 3.5%
E-L Financial	1,500	800,335
Jardine Lloyd Thompson Group	11,900	156,093
MBIA [1]	95,300	742,387

Total		1,698,815

Internet Software & Services - 0.0%
Novation Companies [1,3]	223,459	10,726

Total		10,726

Investment Companies - 1.4%
RIT Capital Partners	29,500	667,225

Total		667,225

IT Services - 4.3%
Cass Information Systems	7,600	430,540
DST Systems	2,900	341,968
GBST Holdings	105,000	352,409
PayPal Holdings [1]	12,800	524,416
Western Union	19,800	412,236

Total		2,061,569

Marine - 1.0%
Clarkson	18,000	488,358

Total		488,358

Metals & Mining - 1.2%
Franco-Nevada Corporation	8,000	558,960

Total		558,960

Professional Services - 2.2%
IHS Markit [1]	14,000	525,700
Verisk Analytics [1]	6,400	520,192

Total		1,045,892

Real Estate Management & Development - 3.0%
FirstService Corporation	25,000	1,167,000
Midland Holdings [1]	800,000	294,624

Total		1,461,624

Real Estate Management & Development-Obsolete - 1.2%
Kennedy Wilson Europe Real Estate	42,500	553,776

Total		553,776

Software - 3.7%
Bottomline Technologies [1]	13,600	317,016
Fair Isaac	7,400	921,966
SS&C Technologies Holdings	16,100	517,615

Total		1,756,597

Thrifts & Mortgage Finance - 1.2%
BofI Holding [1]	25,700	575,680

Total		575,680

Trading Companies & Distributors - 0.8%
Air Lease Cl. A	13,900	397,262

Total		397,262

Miscellaneous[2] - 3.0%
Total		1,458,214

TOTAL COMMON STOCKS
(Cost $41,578,831)		44,855,311

REPURCHASE AGREEMENT – 6.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $3,151,008 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $3,214,419)
(Cost $3,151,000)		3,151,000

TOTAL INVESTMENTS – 100.1%
(Cost $44,729,831)		48,006,311

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(46,431)

NET ASSETS – 100.0%		$47,959,880

SCHEDULES OF INVESTMENTS
ROYCE HERITAGE FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 88.8%

Consumer Discretionary – 22.5%
Auto Components - 7.9%
Dorman Products [1]	30,180	$1,928,502
Drew Industries	44,167	4,329,249
Gentex Corporation	262,635	4,611,871
Standard Motor Products	141,106	6,739,222

		17,608,844

Automobiles - 3.0%
Thor Industries	78,026	6,608,802

Distributors - 3.4%
Genuine Parts	12,169	1,222,376
LKQ Corporation [1]	181,824	6,447,479

		7,669,855

Diversified Consumer Services - 0.3%
Capella Education	11,870	688,935

Household Durables - 1.8%
Ethan Allen Interiors	29,668	927,718
Forbo Holding	700	941,019
NVR [1]	1,318	2,161,349

		4,030,086

Media - 1.4%
Media General [1]	117,272	2,161,323
Meredith Corporation	20,900	1,086,591

		3,247,914

Multiline Retail - 0.2%
Dollar Tree [1]	4,363	344,372

Specialty Retail - 2.6%
CarMax [1,4]	24,200	1,291,070
Dicks Sporting Goods	44,874	2,545,253
Monro Muffler Brake	24,000	1,468,080
USS	36,100	610,236

		5,914,639

Textiles, Apparel & Luxury Goods - 1.9%
Coach	41,400	1,513,584
Gildan Activewear	11,633	325,142
Wolverine World Wide	100,222	2,308,113

		4,146,839

Total		50,260,286

Consumer Staples – 0.8%
Food Products - 0.8%
Sanderson Farms	18,350	1,767,655

Total		1,767,655

Financials – 9.9%
Capital Markets - 3.6%
Affiliated Managers Group [1]	2,230	322,681
Federated Investors Cl. B	67,700	2,005,951
Lazard Cl. A	88,673	3,224,150
Oaktree Capital Group LLC Cl. A	28,587	1,212,089
TMX Group	16,000	734,784
Westwood Holdings Group	11,900	632,009

		8,131,664

Diversified Financial Services - 2.5%
Berkshire Hathaway Cl. B [1]	38,386	5,545,626

Insurance - 2.6%
Alleghany Corporation [1]	11,164	5,861,323

Real Estate Management & Development-Obsolete - 1.2%
Kennedy Wilson Europe Real Estate	206,000	2,684,185

Total		22,222,798

Health Care – 1.3%
Health Care Equipment & Supplies - 0.6%
Dentsply Sirona	13,000	772,590
Hill-Rom Holdings	8,037	498,133

		1,270,723

Life Sciences Tools & Services - 0.3%
Waters Corporation [1]	5,047	799,899

Pharmaceuticals - 0.4%
Recordati	29,000	932,140

Total		3,002,762

Industrials – 25.8%
Aerospace & Defense - 0.9%
HEICO Corporation	27,800	1,923,760

Air Freight & Logistics - 0.6%
Expeditors International of Washington	11,100	571,872
Forward Air	20,200	873,852

		1,445,724

Building Products - 0.9%
Simpson Manufacturing	45,963	2,020,074

Commercial Services & Supplies - 4.1%
Cintas Corporation	18,600	2,094,360
Copart [1]	119,160	6,382,209
Ritchie Bros. Auctioneers	14,066	493,295
Waste Connections	3,448	257,566

		9,227,430

Construction & Engineering - 2.0%
Valmont Industries	33,945	4,567,979

Electrical Equipment - 1.6%
Hubbell Cl. B	32,522	3,503,920

Machinery - 5.2%
Flowserve Corporation	36,900	1,780,056
Lincoln Electric Holdings	27,400	1,715,788
Mueller Industries	53,944	1,748,864
RBC Bearings [1]	7,600	581,248
Watts Water Technologies Cl. A	28,340	1,837,566
Westinghouse Air Brake Technologies	47,300	3,862,045

		11,525,567

Marine - 2.0%
Kirby Corporation [1]	73,000	4,537,680

Professional Services - 4.9%
Dun & Bradstreet	9,500	1,297,890
Equifax	23,712	3,191,161
IHS Markit [1]	58,868	2,210,493
ManpowerGroup	58,646	4,237,760

		10,937,304

Road & Rail - 2.5%
Landstar System	26,400	1,797,312
Union Pacific	38,614	3,766,023

		5,563,335

Trading Companies & Distributors - 1.1%
Air Lease Cl. A	4,021	114,920
Diploma	114,300	1,302,238
MSC Industrial Direct Cl. A	15,400	1,130,514

		2,547,672

Total		57,800,445

Information Technology – 6.9%
Electronic Equipment, Instruments & Components - 3.5%
AVX Corporation	131,283	1,810,393
Coherent [1]	32,475	3,589,786
Rogers Corporation [1]	39,089	2,387,556

		7,787,735

IT Services - 1.9%
DST Systems	36,626	4,318,938

Semiconductors & Semiconductor Equipment - 1.5%
Lam Research	36,500	3,456,915

Total		15,563,588

Materials – 12.9%
Chemicals - 8.2%
Innospec	8,600	522,966
Minerals Technologies	90,411	6,391,154
Quaker Chemical	15,200	1,610,136
RPM International	15,300	821,916
Sensient Technologies	43,909	3,328,302
Westlake Chemical	104,180	5,573,630

		18,248,104

Metals & Mining - 2.0%
Kaiser Aluminum	21,820	1,887,212
Reliance Steel & Aluminum	36,235	2,610,007

		4,497,219

Paper & Forest Products - 2.7%
Neenah Paper	64,690	5,111,157
Stella-Jones	27,800	964,349

		6,075,506

Total		28,820,829

Real Estate – 5.2%
Real Estate Management & Development - 5.2%
Colliers International Group	36,100	1,518,727
Jones Lang LaSalle	40,440	4,601,668
Kennedy-Wilson Holdings	167,700	3,781,635
Marcus & Millichap [1]	67,850	1,774,277

Total		11,676,307

Utilities – 1.8%
Gas Utilities - 1.8%
UGI Corporation	89,123	4,031,925

Total		4,031,925

Miscellaneous[2] – 1.7%
Total		3,746,870

TOTAL COMMON STOCKS
(Cost $159,799,201)		198,893,465

REPURCHASE AGREEMENT – 17.7%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $39,587,099 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$40,382,119)
(Cost $39,587,000)		39,587,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.6%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)
(Cost $1,275,764)		1,275,764

TOTAL INVESTMENTS – 107.1%
(Cost $200,661,965)		239,756,229

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.1)%		(15,932,611)

NET ASSETS – 100.0%		$223,823,618

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL MICRO-CAP FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 96.3%

Australia – 4.1%
ASG Group [1]	25,200	$30,644
Austal	43,200	48,739
Imdex [1]	99,700	44,772
NetComm Wireless [1]	6,800	14,681
Seeing Machines [1]	679,200	50,563
TFS Corporation	55,748	63,786

Total		253,185

Austria – 0.8%
UBM Development	1,300	48,162

Total		48,162

Belgium – 0.6%
Roularta Media Group	1,400	38,484

Total		38,484

Brazil – 0.9%
T4F Entretenimento	31,800	58,473

Total		58,473

Canada – 8.7%
Exco Technologies	5,000	46,115
goeasy	3,300	63,512
Hardwoods Distribution	3,900	55,530
Magellan Aerospace	10,100	123,637
RDM Corporation	13,000	43,203
Sandstorm Gold [1]	14,400	72,432
Solium Capital [1]	13,700	76,648
Uni-Select	2,600	63,377

Total		544,454

China – 2.4%
Fufeng Group	143,600	66,981
Haichang Ocean Park Holdings [1]	189,800	39,055
Xtep International Holdings	86,400	40,384

Total		146,420

Finland – 1.8%
BasWare [1]	700	30,972
Powerflute	72,100	84,107

Total		115,079

France – 4.7%
Bigben Interactive [1]	4,500	27,297
Chargeurs	2,600	41,153
Groupe Crit	500	30,387
Groupe Open	1,300	32,858
HighCo	5,200	34,671
Linedata Services	700	35,126
Manutan International	400	24,219
Neurones	1,250	32,296
Synergie	1,000	33,375

Total		291,382

Georgia – 0.5%
BGEO Group	900	33,931

Total		33,931

Germany – 5.5%
Allgeier	1,100	22,272
AURELIUS Equity Opportunities	1,000	63,226
CANCOM	1,500	78,315
HolidayCheck Group [1]	10,300	27,775
msg life [1]	13,700	32,322
mutares	1,500	22,651
PNE Wind	22,800	55,577
VIB Vermoegen	1,700	37,969

Total		340,107

Greece – 0.7%
Aegean Marine Petroleum Network	3,000	30,000
Sarantis	1,400	15,424

Total		45,424

Hong Kong – 5.8%
China Metal International Holdings	177,000	63,259
Esprit Holdings [1]	30,500	24,810
I.T	186,500	61,056
Oriental Watch Holdings	313,200	48,900
Pico Far East Holdings	279,500	84,177
Value Partners Group	29,700	30,580
VST Holdings	157,500	46,143

Total		358,925

India – 2.4%
CCL Products India	11,000	42,969
IIFL Holdings	10,300	41,948
Manappuram Finance	46,100	64,025

Total		148,942

Indonesia – 0.6%
Selamat Sempurna	118,100	39,785

Total		39,785

Ireland – 2.3%
Ardmore Shipping	3,800	26,752
Irish Continental Group	8,500	41,727
Irish Residential Properties REIT	55,449	73,417

Total		141,896

Israel – 2.0%
Nova Measuring Instruments [1]	5,650	66,783
Sapiens International	4,600	58,742

Total		125,525

Italy – 1.4%
Banca Sistema	23,700	54,431
Gruppo MutuiOnline	3,700	30,802

Total		85,233

Japan – 10.4%
GCA	9,600	68,790
kabu.com Securities	19,500	65,548
Leopalace21 Corporation	10,900	71,924
Mandom Corporation	1,100	50,291
Maruwa Unyu Kikan	2,000	47,129
Pressance Corporation	5,200	57,660
SPARX Group	42,800	76,749
Sun Frontier Fudousan	7,100	71,707
Takara Leben	7,200	48,502
Trancom	900	56,556
Zuiko Corporation	900	36,694

Total		651,550

Malaysia – 0.7%
Kossan Rubber Industries	26,200	43,564

Total		43,564

Mexico – 0.7%
Rassini	9,400	41,988

Total		41,988

Netherlands – 0.8%
Constellium Cl. A [1]	7,000	50,400

Total		50,400

New Zealand – 0.6%
New Zealand Refining	22,600	40,373

Total		40,373

Norway – 1.8%
Kongsberg Automotive [1]	34,900	28,592
Nordic Semiconductor [1]	8,700	42,586
NRC Group [1]	5,000	38,874

Total		110,052

Philippines – 0.6%
Integrated Micro-Electronics	311,800	39,303

Total		39,303

Singapore – 2.2%
Broadway Industrial Group [1]	622,300	98,410
CSE Global	130,000	39,432

Total		137,842

South Africa – 1.4%
Net 1 UEPS Technologies [1]	5,200	44,512
Raubex Group	22,100	39,556

Total		84,068

South Korea – 3.3%
Handsome	1,500	55,409
Koh Young Technology	1,700	70,520
KT Skylife	2,700	39,426
Modetour Network	1,600	41,930

Total		207,285

Spain – 0.7%
Atento [1]	4,800	40,704

Total		40,704

Sweden – 3.2%
AcadeMedia [1]	5,800	43,912
Dustin Group	10,600	75,955
KNOW IT	3,300	30,773
Proact IT Group	3,100	51,306

Total		201,946

Taiwan – 7.9%
Chipbond Technology	16,900	24,860
Egis Technology [1]	9,700	71,106
Flytech Technology	18,224	63,196
Lumax International	38,300	58,860
Posiflex Technology	6,457	39,519
Realtek Semiconductor	8,400	27,754
Shih Her Technologies	36,800	37,906
Sinmag Equipment	8,100	36,817
Sitronix Technology	12,900	42,743
Sporton International	9,483	47,465
Taiwan Paiho	12,300	44,162

Total		494,388

Thailand – 0.5%
MC Group	82,900	32,654

Total		32,654

Turkey – 1.0%
Tat Gida Sanayi	30,300	59,537

Total		59,537

United Arab Emirates – 0.9%
Aramex	53,700	57,549

Total		57,549

United Kingdom – 13.1%
Avon Rubber	4,100	53,693
BrainJuicer Group	4,100	26,979
Character Group	4,700	29,849
Connect Group	22,700	44,504
Conviviality	28,300	79,144
dotdigital group	84,500	55,863
EMIS Group	4,400	53,631
Epwin Group	19,200	27,417
Finsbury Food Group	17,900	29,350
Hilton Food Group	8,400	67,175
Inspired Energy	180,300	32,717
McBride	20,400	49,601
Norcros	25,770	50,103
Pendragon	78,200	30,408
Rank Group	8,600	22,924
Real Estate Investors	42,500	33,603
Severfield	58,000	44,543
Trifast	24,700	48,022
Vertu Motors	57,700	34,826

Total		814,352

United States – 1.3%
Century Casinos [1]	11,800	81,538

Total		81,538

TOTAL COMMON STOCKS
(Cost $5,942,015)		6,004,500

REPURCHASE AGREEMENT – 3.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $227,001 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $235,969)
(Cost $227,000)		227,000

TOTAL INVESTMENTS – 99.9%
(Cost $6,169,015)		6,231,500

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.1%		6,363

NET ASSETS – 100.0%		$6,237,863

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL PREMIER FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.7%

Australia – 2.8%
ALS	185,000	$848,335
Cochlear	10,800	1,170,759

Total		2,019,094

Austria – 3.4%
Mayr-Melnhof Karton	22,000	2,419,470

Total		2,419,470

Brazil – 2.2%
OdontoPrev	400,000	1,590,333

Total		1,590,333

Canada – 2.9%
Morneau Shepell	75,000	1,085,598
Winpak	30,000	1,002,248

Total		2,087,846

China – 1.6%
TravelSky Technology	490,000	1,169,588

Total		1,169,588

Denmark – 2.2%
SimCorp	27,000	1,572,616

Total		1,572,616

France – 4.6%
Thermador Groupe	21,500	1,932,644
Virbac [1]	8,000	1,334,377

Total		3,267,021

Germany – 9.6%
Bertrandt	9,000	980,818
Carl Zeiss Meditec	35,900	1,372,237
Fielmann	17,500	1,426,358
KWS Saat	4,900	1,650,737
STRATEC Biomedical	24,000	1,383,173

Total		6,813,323

Hong Kong – 1.6%
Value Partners Group	1,100,000	1,132,578

Total		1,132,578

India – 3.3%
Bajaj Finance	110,000	1,768,850
SH Kelkar & Company	125,000	573,678

Total		2,342,528

Italy – 1.3%
DiaSorin	14,000	899,899

Total		899,899

Japan – 21.6%
Horiba	25,000	1,227,332
Meitec Corporation	67,000	2,353,644
MISUMI Group	100,000	1,873,063
Nihon Kohden	58,500	1,423,225
Omron Corporation	42,500	1,527,128
Relo Group	8,700	1,447,411
Santen Pharmaceutical	117,500	1,732,795
Trend Micro	50,000	1,741,829
USS	122,500	2,070,744

Total		15,397,171

New Zealand – 1.9%
Fisher & Paykel Healthcare	185,000	1,351,532

Total		1,351,532

Singapore – 3.0%
ARA Asset Management	1,100,000	1,092,156
XP Power	48,000	1,029,661

Total		2,121,817

Sweden – 3.1%
Addtech Cl. B	74,000	1,158,029
Bravida Holding	160,000	1,063,296

Total		2,221,325

Switzerland – 11.7%
Burckhardt Compression Holding	6,500	1,841,611
dorma+kaba Holding	1,700	1,258,157
LEM Holding	950	1,075,641
Partners Group Holding	3,800	1,914,240
VZ Holding	8,000	2,240,160

Total		8,329,809

United Kingdom – 18.9%
Berendsen	69,000	1,113,403
Clarkson	44,000	1,193,765
Consort Medical	120,000	1,683,035
Elementis	325,000	917,900
Equiniti Group	400,000	1,033,031
Exova Group	387,500	997,259
ITE Group	580,000	1,221,621
Rotork	325,000	889,738
Senior	470,000	1,395,655
Spirax-Sarco Engineering	21,500	1,253,938
Victrex	85,000	1,727,508

Total		13,426,853

TOTAL COMMON STOCKS
(Cost $61,932,302)		68,162,803

REPURCHASE AGREEMENT – 3.9%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $2,799,007 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $2,857,844)
(Cost $2,799,000)		2,799,000

TOTAL INVESTMENTS – 99.6%
(Cost $64,731,302)		70,961,803

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		296,411

NET ASSETS – 100.0%		$71,258,214

SCHEDULES OF INVESTMENTS
ROYCE INTERNATIONAL SMALL-CAP FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.6%

Australia – 3.6%
Austal	52,700	$59,456
Evolution Mining	51,000	95,148
NetComm Wireless [1]	9,500	20,510
Saracen Mineral Holdings [1]	74,000	79,764
TFS Corporation	40,000	45,767

Total		300,645

Austria – 1.2%
Mayr-Melnhof Karton	900	98,978

Total		98,978

Brazil – 1.0%
T4F Entretenimento	44,200	81,274

Total		81,274

Canada – 6.8%
Canfor Corporation [1]	10,700	118,830
Exco Technologies	7,700	71,017
Just Energy Group	6,700	33,969
Magellan Aerospace	13,600	166,482
Sandstorm Gold [1]	18,600	93,558
Uni-Select	3,600	87,753

Total		571,609

China – 9.4%
China Communications Services	95,700	59,996
China Lesso Group Holdings	111,000	75,786
China Medical System Holdings	38,400	64,627
Chinasoft International [1]	146,400	67,636
Fufeng Group	217,800	101,592
Haichang Ocean Park Holdings [1]	268,600	55,270
Haitian International Holdings	50,005	98,952
Minth Group	30,653	108,557
Tianneng Power International	122,400	104,732
Xtep International Holdings	124,200	58,051

Total		795,199

Finland – 0.4%
BasWare [1]	800	35,396

Total		35,396

France – 2.5%
Elis	4,700	77,586
Groupe Crit	600	36,464
Synergie	1,100	36,712
Technicolor	9,418	64,283

Total		215,045

Georgia – 0.4%
BGEO Group	1,000	37,701

Total		37,701

Germany – 5.1%
ADLER Real Estate [1]	4,832	76,997
AURELIUS Equity Opportunities	1,801	113,870
CANCOM	2,100	109,641
Hella KGaA Hueck & Co.	1,737	68,809
Takkt	2,900	65,032

Total		434,349

Greece – 0.2%
Sarantis	1,900	20,933

Total		20,933

Hong Kong – 8.0%
Esprit Holdings [1]	43,100	35,059
HKBN	85,600	96,801
Kerry Logistics Network	24,600	33,907
Lee & Man Paper Manufacturing	100,000	91,370
Pacific Textiles Holdings	49,000	63,598
Skyworth Digital Holdings	102,500	74,154
Tongda Group Holdings	416,100	101,316
Value Partners Group	95,434	98,260
VST Holdings	283,300	83,000

Total		677,465

India – 4.6%
CCL Products India	14,800	57,812
Cholamandalam Investment and Finance	5,400	95,818
IIFL Holdings	14,000	57,017
Manappuram Finance	70,200	97,496
Thomas Cook (India)	26,000	78,334

Total		386,477

Indonesia – 0.7%
Selamat Sempurna	164,100	55,281

Total		55,281

Ireland – 1.9%
Irish Continental Group	11,700	57,436
Irish Residential Properties REIT	77,200	102,216

Total		159,652

Israel – 1.0%
Sapiens International	6,300	80,451

Total		80,451

Italy – 2.4%
Banca Sistema	27,100	62,240
Cerved Information Solutions	11,728	99,225
Gruppo MutuiOnline	4,600	38,295

Total		199,760

Japan – 14.7%
GCA	13,400	96,020
kabu.com Securities	30,900	103,869
Kakaku.com	3,000	54,169
Kenedix	21,800	96,981
Leopalace21 Corporation	17,800	117,454
Mandom Corporation	1,500	68,578
Meitec Corporation	1,800	63,232
MISUMI Group	5,800	108,638
Nifco	1,700	90,356
Relo Group	500	83,184
SPARX Group	59,600	106,875
Sun Frontier Fudousan	9,900	99,986
Takara Leben	10,000	67,364
Trancom	1,400	87,976

Total		1,244,682

Malaysia – 0.7%
Kossan Rubber Industries	36,700	61,023

Total		61,023

Mexico – 1.9%
Industrias Bachoco ADR	3,283	164,675

Total		164,675

Netherlands – 0.9%
Constellium Cl. A [1]	10,000	72,000

Total		72,000

New Zealand – 0.6%
New Zealand Refining	30,400	54,307

Total		54,307

Norway – 0.7%
Nordic Semiconductor [1]	12,200	59,718

Total		59,718

South Africa – 0.7%
Raubex Group	30,900	55,307

Total		55,307

South Korea – 5.3%
CJ Korea Express [1]	500	97,898
Handsome	1,500	55,410
KIWOOM Securities	1,300	84,992
Koh Young Technology	2,300	95,409
Modetour Network	4,200	110,065

Total		443,774

Spain – 1.7%
Atento [1]	7,324	62,108
Papeles y Cartones de Europa	15,300	82,327

Total		144,435

Sweden – 3.8%
AcadeMedia [1]	7,900	59,811
Dustin Group	14,900	106,767
Hoist Finance	9,000	86,550
Indutrade	3,000	64,353

Total		317,481

Taiwan – 5.0%
Egis Technology [1]	13,700	100,427
Flytech Technology	24,100	83,573
Posiflex Technology	9,020	55,205
Sitronix Technology	18,000	59,642
Sporton International	13,215	66,144
Taiwan Paiho	16,700	59,960

Total		424,951

Turkey – 0.5%
Soda Sanayii	28,749	39,545

Total		39,545

United Arab Emirates – 0.9%
Aramex	73,085	78,323

Total		78,323

United Kingdom – 11.0%
Avon Rubber	7,200	94,291
Computacenter	10,700	98,476
Consort Medical	2,300	32,258
Conviviality	38,800	108,509
dotdigital group	119,000	78,671
Electrocomponents	10,300	45,319
EMIS Group	7,209	87,870
Finsbury Food Group	24,400	40,007
Hilton Food Group	11,700	93,565
McBride	28,300	68,810
Micro Focus International	3,500	99,713
Pendragon	112,900	43,900
SIG	27,600	41,605

Total		932,994

TOTAL COMMON STOCKS
(Cost $7,986,260)		8,243,430

REPURCHASE AGREEMENT – 2.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $221,001 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $225,481)
(Cost $221,000)		221,000

TOTAL INVESTMENTS – 100.2%
(Cost $8,207,260)		8,464,430

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(17,947)

NET ASSETS – 100.0%		$8,446,483

SCHEDULES OF INVESTMENTS
ROYCE LOW-PRICED STOCK FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.7%

Consumer Discretionary – 16.1%
Auto Components - 2.1%
Fox Factory Holding [1]	107,400	$2,466,978
Stoneridge [1]	136,200	2,506,080
Unique Fabricating	129,589	1,586,169

		6,559,227

Automobiles - 0.7%
Thor Industries	25,303	2,143,164

Distributors - 0.4%
Fenix Parts [1,4]	353,364	1,399,322

Hotels, Restaurants & Leisure - 0.8%
Century Casinos [1]	355,000	2,453,050

Household Durables - 0.6%
TRI Pointe Group [1]	143,700	1,893,966

Leisure Products - 1.8%
MCBC Holdings	176,300	2,009,820
Nautilus [1]	94,113	2,138,247
Smith & Wesson Holding Corporation [1,4]	65,000	1,728,350

		5,876,417

Media - 0.9%
Harte-Hanks	803,400	1,301,508
New Media Investment Group	109,300	1,694,150

		2,995,658

Multiline Retail - 0.5%
J.C. Penney Company [1,4]	185,000	1,705,700

Specialty Retail - 7.5%
American Eagle Outfitters	189,600	3,386,256
Ascena Retail Group [1,4]	326,200	1,823,458
Boot Barn Holdings [1]	58,600	666,868
Buckle (The)	84,275	2,025,128
Build-A-Bear Workshop [1,4]	144,500	1,497,020
Cato Corporation (The) Cl. A	59,850	1,968,467
Chico’s FAS	219,300	2,609,670
Guess?	100,000	1,461,000
Kirkland’s [1]	136,600	1,663,788
Shoe Carnival	65,000	1,732,900
Stein Mart	350,300	2,224,405
TravelCenters of America LLC [1]	161,900	1,159,204
West Marine [1]	233,300	1,929,391

		24,147,555

Textiles, Apparel & Luxury Goods - 0.8%
Vera Bradley [1]	156,900	2,377,035

Total		51,551,094

Consumer Staples – 1.0%
Food Products - 1.0%
Inventure Foods [1,4]	120,000	1,128,000
Landec Corporation [1]	142,500	1,910,925

Total		3,038,925

Energy – 7.2%
Energy Equipment & Services - 5.3%
Gulf Island Fabrication	248,700	2,288,040
Newpark Resources [1]	331,100	2,436,896
Pason Systems	178,150	2,279,918
Profire Energy [1,4]	1,293,900	1,617,375
Tesco Corporation [1]	293,816	2,397,539
TGS-NOPEC Geophysical	92,000	1,662,373
Total Energy Services	202,100	2,073,453
Unit Corporation [1,4]	122,700	2,282,220

		17,037,814

Oil, Gas & Consumable Fuels - 1.9%
Ardmore Shipping	354,700	2,497,088
Panhandle Oil & Gas Cl. A	90,200	1,581,206
Synergy Resources [1,4]	278,500	1,930,005

		6,008,299

Total		23,046,113

Financials – 12.7%
Banks - 2.3%
Blue Hills Bancorp	163,000	2,448,260
Boston Private Financial Holdings	188,000	2,412,040
Park Sterling	302,500	2,456,300

		7,316,600

Capital Markets - 7.0%
Ashmore Group	465,363	2,130,055
Cowen Group [1,4]	413,400	1,500,642
Dundee Corporation Cl. A [1]	327,800	1,686,535
Federated Investors Cl. B	71,900	2,130,397
GAIN Capital Holdings	317,400	1,961,532
Jupiter Fund Management	255,349	1,407,949
Medley Management Cl. A	192,498	1,618,908
Newtek Business Services	144,300	2,057,718
Silvercrest Asset Management
Group Cl. A	182,500	2,166,275
Sprott	1,179,400	2,175,501
Value Partners Group	3,015,100	3,104,396
ZAIS Group Holdings Cl. A [1,4]	265,800	611,340

		22,551,248

Insurance - 1.3%
eHealth [1,4]	146,500	1,642,265
MBIA [1]	304,500	2,372,055

		4,014,320

Thrifts & Mortgage Finance - 2.1%
Beneficial Bancorp	155,000	2,280,050
Clifton Bancorp	160,000	2,446,400
Kearny Financial	158,300	2,154,463

		6,880,913

Total		40,763,081

Health Care – 7.1%
Biotechnology - 2.1%
Myriad Genetics [1]	90,369	1,859,794
Progenics Pharmaceuticals [1]	429,450	2,718,418
Zealand Pharma [1]	142,400	2,123,999

		6,702,211

Health Care Equipment & Supplies - 1.5%
Avinger [1,4]	279,500	1,333,215
CryoLife [1]	133,500	2,345,595
Syneron Medical [1]	137,500	984,500

		4,663,310

Health Care Providers & Services - 0.6%
Nobilis Health [1,4]	597,800	2,002,630

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	205,300	2,703,801

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	675,200	1,836,544

Pharmaceuticals - 1.5%
BioDelivery Sciences International [1,4]	644,500	1,740,150
Lipocine [1,4]	303,700	1,354,502
Medicines Company (The) [1]	45,232	1,707,056

		4,801,708

Total		22,710,204

Industrials – 18.4%
Aerospace & Defense - 1.7%
CPI Aerostructures [1]	248,166	1,702,419
Kratos Defense & Security Solutions [1]	310,200	2,137,278
Wesco Aircraft Holdings [1]	116,600	1,565,938

		5,405,635

Commercial Services & Supplies - 2.5%
Atento [1]	180,600	1,531,488
Heritage-Crystal Clean [1]	119,600	1,588,288
Hudson Technologies [1]	391,813	2,605,556
Steelcase Cl. A	155,000	2,152,950

		7,878,282

Construction & Engineering - 2.2%
Ameresco Cl. A [1]	400,500	2,106,630
IES Holdings [1]	129,800	2,309,142
KBR	165,000	2,496,450

		6,912,222

Electrical Equipment - 0.9%
LSI Industries	251,600	2,825,468

Industrial Conglomerates - 0.7%
Raven Industries	98,600	2,270,758

Machinery - 2.6%
Key Technology [1]	59,360	641,682
Mueller Water Products Cl. A	172,500	2,164,875
Porvair	377,000	1,949,201
Trinity Industries	75,000	1,813,500
Wabash National [1,4]	130,000	1,851,200

		8,420,458

Marine - 0.8%
Clarkson	96,431	2,616,272

Professional Services - 6.4%
Acacia Research [1]	259,405	1,691,321
Heidrick & Struggles International	126,740	2,351,027
Kforce	170,374	3,490,963
Korn/Ferry International	107,840	2,264,640
Navigant Consulting [1]	118,623	2,398,557
Resources Connection	239,200	3,573,648
RPX Corporation [1]	188,900	2,019,341
TrueBlue [1]	116,794	2,646,552

		20,436,049

Road & Rail - 0.6%
Werner Enterprises	90,000	2,094,300

Total		58,859,444

Information Technology – 24.3%
Communications Equipment - 2.4%
Brocade Communications Systems	210,100	1,939,223
Harmonic [1,4]	325,000	1,927,250
Infinera Corporation [1,4]	217,200	1,961,316
Ixia [1]	133,700	1,671,250
KVH Industries [1]	33,798	297,760

		7,796,799

Electronic Equipment, Instruments & Components - 4.6%
AVX Corporation	162,378	2,239,193
Neonode [1,4]	710,500	809,970
Novanta [1]	133,900	2,323,165
Orbotech [1]	91,000	2,694,510
PC Connection	79,500	2,100,390
TTM Technologies [1]	223,958	2,564,319
Vishay Intertechnology	149,150	2,101,523

		14,833,070

Internet Software & Services - 3.4%
Amber Road [1]	189,500	1,828,675
Carbonite [1]	163,100	2,505,216
EarthLink Holdings	277,700	1,721,740
Intralinks Holdings [1]	250,900	2,524,054
QuinStreet [1]	780,900	2,358,318

		10,938,003

IT Services - 0.4%
Computer Task Group	281,700	1,323,990

Semiconductors & Semiconductor Equipment - 11.3%
Brooks Automation	152,282	2,072,558
Cirrus Logic [1]	65,100	3,460,065
Cypress Semiconductor	155,000	1,884,800
FormFactor [1]	150,000	1,627,500
Inphi Corporation [1,4]	45,900	1,997,109
IXYS Corporation	205,000	2,470,250
Lam Research	31,300	2,964,423
MKS Instruments	47,627	2,368,491
Nanometrics [1]	101,592	2,269,565
PDF Solutions [1]	151,900	2,760,023
Photronics [1]	293,600	3,027,016
Rudolph Technologies [1]	130,800	2,320,392
Sigma Designs [1]	267,200	2,081,488
Teradyne	123,275	2,660,275
Xcerra Corporation [1]	352,000	2,133,120

		36,097,075

Software - 1.5%
Computer Modelling Group	210,900	1,576,988
Rubicon Project [1]	215,200	1,781,856
SeaChange International [1]	521,575	1,559,509

		4,918,353

Technology Hardware, Storage & Peripherals - 0.7%
Super Micro Computer [1]	89,600	2,093,952

Total		78,001,242

Materials – 4.1%
Chemicals - 1.7%
BioAmber [1,4]	353,200	1,497,568
Trecora Resources [1]	203,200	2,320,544
Victrex	80,000	1,625,890

		5,444,002

Metals & Mining - 2.4%
Alamos Gold Cl. A	182,800	1,504,814
Ferroglobe	230,763	2,083,790
NovaGold Resources [1,4]	260,000	1,456,000
Orocobre [1]	500,000	1,431,161
Pretium Resources [1]	131,200	1,347,051

		7,822,816

Total		13,266,818

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
AV Homes [1,4]	177,600	2,955,264
Kennedy-Wilson Holdings	84,460	1,904,573

Total		4,859,837

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	154,700	1,585,675

Total		1,585,675

Miscellaneous[2] – 4.8%
Total		15,462,870

TOTAL COMMON STOCKS
(Cost $282,377,129)		313,145,303

REPURCHASE AGREEMENT – 2.7%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $8,473,021 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $8,646,944)
(Cost $8,473,000)		8,473,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.9%
U.S. Treasury Bills
due 10/6/16-3/23/17	$652,823	652,857
U.S. Treasury Bonds
0.75%-4.25%
due 11/15/40-11/15/45	318,328	325,386
U.S. Treasury Notes
0.125%-3.50%
due 4/15/17-8/15/25	624,131	628,103
U.S. Treasury Notes - Floating Rate
due 7/31/17	6,207	6,207
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		20,624,942

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $22,237,495)		22,237,495

TOTAL INVESTMENTS – 107.3%
(Cost $313,087,624)		343,855,798

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.3)%		(23,427,599)

NET ASSETS – 100.0%		$320,428,199

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE

COMMON STOCKS – 95.7%

Consumer Discretionary – 14.4%
Auto Components - 4.1%
Drew Industries	15,878	$1,556,362
Fox Factory Holding [1]	75,600	1,736,532
Standard Motor Products	46,900	2,239,944
Stoneridge [1]	85,800	1,578,720
Superior Industries International	62,100	1,810,836
Unique Fabricating	74,400	910,656

		9,833,050

Distributors - 0.4%
Fenix Parts [1]	253,300	1,003,068

Diversified Consumer Services - 0.7%
Capella Education	27,651	1,604,864

Hotels, Restaurants & Leisure - 0.3%
Del Taco Restaurants [1,4]	64,200	765,264

Household Durables - 0.8%
Cavco Industries [1]	18,610	1,843,321

Leisure Products - 1.4%
Malibu Boats Cl. A [1]	65,400	974,460
MCBC Holdings	102,200	1,165,080
Smith & Wesson Holding Corporation [1,4]	43,965	1,169,029

		3,308,569

Media - 0.6%
New Media Investment Group	95,500	1,480,250

Specialty Retail - 4.8%
Boot Barn Holdings [1]	44,700	508,686
Buckle (The)	44,275	1,063,928
Build-A-Bear Workshop [1]	112,000	1,160,320
Cato Corporation (The) Cl. A	30,450	1,001,501
Citi Trends	123,724	2,465,819
Kirkland’s [1]	128,340	1,563,181
Shoe Carnival	75,214	2,005,205
Stein Mart	261,434	1,660,106

		11,428,746

Textiles, Apparel & Luxury Goods - 1.3%
Culp	41,374	1,231,704
Vera Bradley [1]	129,800	1,966,470

		3,198,174

Total		34,465,306

Consumer Staples – 0.3%
Food Products - 0.3%
Waterloo Investment Holdings [1,5]	2,760,860	828,258

Total		828,258

Energy – 5.2%
Energy Equipment & Services - 3.9%
Gulf Island Fabrication	203,918	1,876,046
Natural Gas Services Group [1]	59,887	1,472,621
Newpark Resources [1]	244,000	1,795,840
Profire Energy [1,4]	868,312	1,085,390
Tesco Corporation [1]	215,200	1,756,032
Total Energy Services	139,900	1,435,309

		9,421,238

Oil, Gas & Consumable Fuels - 1.3%
Ardmore Shipping	265,675	1,870,352
Panhandle Oil & Gas Cl. A	68,400	1,199,052

		3,069,404

Total		12,490,642

Financials – 10.9%
Banks - 2.4%
Blue Hills Bancorp	91,500	1,374,330
Caribbean Investment Holdings [1]	1,858,170	192,677
County Bancorp	55,800	1,116,558
Park Sterling	217,200	1,763,664
TriState Capital Holdings [1]	83,457	1,347,831

		5,795,060

Capital Markets - 4.0%
Canaccord Genuity Group [1]	444,500	1,595,789
FBR & Co.	62,842	832,028
GAIN Capital Holdings	223,200	1,379,376
Gluskin Sheff + Associates	122,400	1,487,142
Newtek Business Services	87,249	1,244,171
Silvercrest Asset Management
Group Cl. A	133,300	1,582,271
Westwood Holdings Group	26,172	1,389,995

		9,510,772

Insurance - 1.4%
Atlas Financial Holdings [1]	83,000	1,308,910
Blue Capital Reinsurance Holdings	51,300	939,816
eHealth [1]	91,349	1,024,022

		3,272,748

Thrifts & Mortgage Finance - 3.1%
Beneficial Bancorp	101,400	1,491,594
Clifton Bancorp	108,700	1,662,023
HomeStreet [1]	59,400	1,488,564
Meridian Bancorp	105,600	1,644,192
Westfield Financial	157,700	1,206,405

		7,492,778

Total		26,071,358

Health Care – 10.8%
Biotechnology - 2.6%
BioSpecifics Technologies [1]	28,500	1,301,595
Dynavax Technologies [1,4]	61,300	643,037
Genomic Health [1]	36,900	1,067,148
Progenics Pharmaceuticals [1]	250,400	1,585,032
Zealand Pharma [1]	106,700	1,591,508

		6,188,320

Health Care Equipment & Supplies - 4.0%
AtriCure [1]	82,000	1,297,240
Avinger [1,4]	209,900	1,001,223
ConforMIS [1,4]	110,200	1,093,184
CryoLife [1]	100,555	1,766,751
Novadaq Technologies [1,4]	93,421	1,080,881
Orthofix International [1]	28,800	1,231,776
Surmodics [1]	42,522	1,279,487
Syneron Medical [1]	102,290	732,397

		9,482,939

Health Care Providers & Services - 1.8%
Aceto Corporation	33,900	643,761
Landauer	43,700	1,943,776
Nobilis Health [1,4]	519,500	1,740,325

		4,327,862

Life Sciences Tools & Services - 0.6%
Harvard Bioscience [1]	549,179	1,493,767

Pharmaceuticals - 1.8%
Agile Therapeutics [1]	129,582	904,482
BioDelivery Sciences International [1,4]	488,700	1,319,490
Intersect ENT [1]	68,700	1,088,208
Lipocine [1,4]	229,400	1,023,124
Synergetics USA (Rights) [1,5]	196,684	37,370

		4,372,674

Total		25,865,562

Industrials – 22.5%
Aerospace & Defense - 1.3%
Astronics Corporation [1]	37,600	1,693,880
CPI Aerostructures [1]	197,418	1,354,288

		3,048,168

Commercial Services & Supplies - 1.8%
Heritage-Crystal Clean [1]	90,174	1,197,511
Hudson Technologies [1]	295,504	1,965,101
Viad Corporation	32,800	1,209,336

		4,371,948

Construction & Engineering - 1.2%
MYR Group [1]	38,800	1,167,880
Northwest Pipe [1]	150,400	1,776,224

		2,944,104

Electrical Equipment - 1.5%
LSI Industries	171,136	1,921,857
Power Solutions International [1,4]	50,300	515,575
Revolution Lighting Technologies [1]	189,000	1,192,590

		3,630,022

Industrial Conglomerates - 0.7%
Raven Industries	74,200	1,708,826

Machinery - 9.5%
Alimak Group	137,600	1,415,048
CIRCOR International	31,259	1,861,786
Columbus McKinnon	91,400	1,630,576
FreightCar America	80,709	1,160,595
Global Brass & Copper Holdings	59,700	1,724,733
Gorman-Rupp Company (The)	37,913	970,952
Graham Corporation	91,688	1,751,241
Greenbrier Companies (The)	44,400	1,567,320
Kadant	31,076	1,619,370
Key Technology [1]	22,324	241,323
Lindsay Corporation	30,400	2,248,992
Lydall [1]	40,500	2,070,765
RBC Bearings [1]	17,369	1,328,381
Sun Hydraulics	48,900	1,578,003
Tennant Company	24,900	1,613,520

		22,782,605

Marine - 0.8%
Clarkson	72,400	1,964,286

Professional Services - 5.0%
CRA International [1]	55,683	1,480,611
GP Strategies [1]	81,318	2,002,049
Heidrick & Struggles International	82,900	1,537,795
Kforce	124,058	2,541,948
Navigant Consulting [1]	89,000	1,799,580
Resources Connection	169,052	2,525,637

		11,887,620

Road & Rail - 0.7%
Marten Transport	77,933	1,636,593

Total		53,974,172

Information Technology – 21.7%
Communications Equipment - 0.5%
CalAmp Corporation [1,4]	43,200	602,640
Digi International [1]	42,326	482,516
KVH Industries [1]	15,500	136,555

		1,221,711

Electronic Equipment, Instruments & Components - 8.5%
CUI Global [1]	174,274	1,016,017
DTS	65,700	2,794,878
ePlus [1]	31,967	3,018,005
Fabrinet [1]	40,749	1,816,998
Mesa Laboratories	9,700	1,109,292
Neonode [1,4]	551,996	629,275
NetList [1,4]	512,900	635,996
Novanta [1]	100,642	1,746,139
Orbotech [1]	68,800	2,037,168
PC Connection	89,200	2,356,664
Rogers Corporation [1]	19,200	1,172,736
Vishay Precision Group [1]	128,200	2,055,046

		20,388,214

Internet Software & Services - 1.3%
Intralinks Holdings [1]	153,100	1,540,186
QuinStreet [1]	532,104	1,606,954

		3,147,140

IT Services - 1.0%
Cass Information Systems	28,100	1,591,865
Computer Task Group	194,810	915,607

		2,507,472

Semiconductors & Semiconductor Equipment - 7.2%
Brooks Automation	114,800	1,562,428
Nanometrics [1]	76,100	1,700,074
NeoPhotonics Corporation [1]	93,400	1,526,156
PDF Solutions [1]	114,200	2,075,014
Photronics [1]	221,300	2,281,603
Rudolph Technologies [1]	98,951	1,755,391
Sigma Designs [1]	160,200	1,247,958
Silicon Motion Technology ADR	35,400	1,833,366
Ultra Clean Holdings [1]	232,100	1,719,861
Xcerra Corporation [1]	257,361	1,559,608

		17,261,459

Software - 2.7%
Attunity [1]	58,700	389,768
Computer Modelling Group	154,100	1,152,270
QAD Cl. A	66,300	1,483,794
Rubicon Project [1]	175,500	1,453,140
SeaChange International [1]	309,107	924,230
Zix Corporation [1]	249,800	1,024,180

		6,427,382

Technology Hardware, Storage & Peripherals - 0.5%
Super Micro Computer [1]	51,246	1,197,619

Total		52,150,997

Materials – 3.8%
Chemicals - 2.5%
BioAmber [1,4]	236,912	1,004,507
FutureFuel Corporation	131,900	1,487,832
Quaker Chemical	17,660	1,870,724
Trecora Resources [1]	148,100	1,691,302

		6,054,365

Metals & Mining - 1.3%
Haynes International	30,730	1,140,390
McEwen Mining	206,804	758,971
Richmont Mines [1]	119,300	1,198,965

		3,098,326

Total		9,152,691

Real Estate – 1.2%
Real Estate Management & Development - 1.2%
AV Homes [1]	133,750	2,225,600
FRP Holdings [1]	20,575	639,265

Total		2,864,865

Telecommunication Services – 0.5%
Diversified Telecommunication Services - 0.5%
ORBCOMM [1]	116,200	1,191,050

Total		1,191,050

Miscellaneous[2] – 4.4%
Total		10,668,650

TOTAL COMMON STOCKS
(Cost $204,778,919)		229,723,551

REPURCHASE AGREEMENT – 4.6%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $10,986,027 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/22, valued at
$11,206,631)
(Cost $10,986,000)		10,986,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.7%
U.S. Treasury Bills
due 10/6/16-3/23/17	$86,116	86,120
U.S. Treasury Bonds
0.75%-4.25%
due 11/15/40-11/15/45	41,992	42,923
U.S. Treasury Notes
0.125%-3.50%
due 4/15/17-8/15/25	82,331	82,855
U.S. Treasury Notes - Floating Rate
due 7/31/17	819	819
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		6,349,295

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $6,562,012)		6,562,012

TOTAL INVESTMENTS – 103.0%
(Cost $222,326,931)		247,271,563

LIABILITIES LESS CASH
AND OTHER ASSETS – (3.0)%		(7,101,667)

NET ASSETS – 100.0%		$240,169,896

SCHEDULES OF INVESTMENTS
ROYCE MICRO-CAP OPPORTUNITY FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.1%

Consumer Discretionary – 13.6%
Auto Components - 2.1%
Spartan Motors	93,288	$893,699

Hotels, Restaurants & Leisure - 1.8%
Belmond Cl. A [1]	23,000	292,330
Red Robin Gourmet Burgers [1]	10,752	483,195

		775,525

Household Durables - 5.9%
Beazer Homes USA [1]	83,000	967,780
Dixie Group [1]	35,072	175,360
Installed Building Products [1]	10,029	359,740
M.D.C. Holdings	17,000	438,600
New Home [1]	57,710	615,766

		2,557,246

Media - 0.8%
McClatchy Company (The) Cl. A [1]	23,006	371,087

Specialty Retail - 2.8%
Guess?	13,500	197,235
Restoration Hardware Holdings [1]	2,500	86,450
Select Comfort [1]	16,000	345,600
TravelCenters of America LLC [1]	83,000	594,280

		1,223,565

Textiles, Apparel & Luxury Goods - 0.2%
Vince Holding [1]	12,391	69,885

Total		5,891,007

Consumer Staples – 0.6%
Food Products - 0.6%
Landec Corporation [1]	21,511	288,463

Total		288,463

Energy – 3.5%
Energy Equipment & Services - 2.4%
Helix Energy Solutions Group [1]	81,000	658,530
Newpark Resources [1]	50,000	368,000

		1,026,530

Oil, Gas & Consumable Fuels - 1.1%
Pengrowth Energy [1]	300,000	477,000

Total		1,503,530

Financials – 5.8%
Banks - 1.9%
State Bank Financial	25,000	570,500
TriState Capital Holdings [1]	15,641	252,602

		823,102

Insurance - 1.7%
eHealth [1]	33,957	380,658
James River Group Holdings	9,506	344,117

		724,775

Thrifts & Mortgage Finance - 2.2%
BofI Holding [1]	19,000	425,600
NMI Holdings Cl. A [1]	69,550	529,971

		955,571

Total		2,503,448

Health Care – 12.5%
Biotechnology - 0.9%
CareDx [1]	104,934	372,516

Health Care Equipment & Supplies - 4.4%
Accuray [1]	107,500	684,775
Derma Sciences [1]	50,021	233,598
Exactech [1]	19,055	515,057
Trinity Biotech ADR Cl. A [1]	34,600	457,412

		1,890,842

Health Care Providers & Services - 3.3%
Alliance HealthCare Services [1]	22,518	154,474
Civitas Solutions [1]	31,690	578,659
Kindred Healthcare	25,000	255,500
Surgery Partners [1]	22,500	455,400

		1,444,033

Health Care Technology - 0.8%
Castlight Health Cl. B [1]	87,520	364,083

Life Sciences Tools & Services - 1.6%
Albany Molecular Research [1]	41,000	676,910

Pharmaceuticals - 1.5%
Sucampo Pharmaceuticals Cl. A [1]	54,659	672,852

Total		5,421,236

Industrials – 16.9%
Aerospace & Defense - 4.2%
Aerojet Rocketdyne Holdings [1]	14,046	246,929
KEYW Holding Corporation [1]	58,045	640,817
Kratos Defense & Security Solutions [1]	136,800	942,552

		1,830,298

Air Freight & Logistics - 1.6%
Atlas Air Worldwide Holdings [1]	16,300	697,966

Building Products - 1.3%
Builders FirstSource [1]	24,000	276,240
PGT [1]	26,000	277,420

		553,660

Commercial Services & Supplies - 0.6%
TRC Companies [1]	32,018	277,596

Construction & Engineering - 0.9%
Great Lakes Dredge & Dock [1]	51,000	178,500
Northwest Pipe [1]	17,500	206,675

		385,175

Electrical Equipment - 3.0%
Encore Wire	7,000	257,390
General Cable	32,500	486,850
Power Solutions International [1]	56,000	574,000

		1,318,240

Machinery - 5.3%
Astec Industries	6,200	371,194
FreightCar America	43,000	618,340
Gencor Industries [1]	67,058	803,355
Hyster-Yale Materials Handling Cl. A	5,000	300,650
Mueller Water Products Cl. A	14,592	183,129

		2,276,668

Total		7,339,603

Information Technology – 29.7%
Communications Equipment - 2.9%
Aerohive Networks [1]	66,428	404,547
Applied Optoelectronics [1]	15,500	344,255
Aviat Networks [1]	10,025	92,330
Comtech Telecommunications	16,715	214,119
EMCORE Corporation	37,500	213,750

		1,269,001

Electronic Equipment, Instruments & Components - 4.4%
Electro Scientific Industries [1]	41,500	234,060
KEMET Corporation [1]	125,000	446,250
PCM [1]	50,088	1,078,895
TTM Technologies [1]	14,000	160,300

		1,919,505

Internet Software & Services - 6.0%
Amber Road [1]	116,083	1,120,201
Angie’s List [1]	32,016	317,278
EarthLink Holdings	64,000	396,800
Limelight Networks [1]	107,014	200,116
MINDBODY Cl. A [1]	19,051	374,543
Tremor Video [1]	100,092	168,155

		2,577,093

IT Services - 0.8%
Datalink Corporation [1]	30,508	323,690

Semiconductors & Semiconductor Equipment - 11.2%
Alpha & Omega Semiconductor [1]	25,394	551,558
Exar Corporation [1]	24,000	223,440
FormFactor [1]	58,240	631,904
Inphi Corporation [1]	4,500	195,795
Kopin Corporation [1]	107,096	233,469
MaxLinear Cl. A [1]	21,000	425,670
Nanometrics [1]	26,038	581,689
NeoPhotonics Corporation [1]	16,541	270,280
Rudolph Technologies [1]	24,803	440,005
Sigma Designs [1]	55,156	429,665
SunEdison Semiconductor [1]	76,194	867,850

		4,851,325

Software - 2.5%
A10 Networks [1]	22,097	236,217
Bottomline Technologies [1]	12,500	291,375
Datawatch Corporation [1]	76,563	567,332

		1,094,924

Technology Hardware, Storage & Peripherals - 1.9%
Intevac [1]	38,086	224,707
Nimble Storage [1]	68,000	600,440

		825,147

Total		12,860,685

Materials – 6.5%
Chemicals - 3.3%
Calgon Carbon	30,273	459,241
Ferro Corporation [1]	20,000	276,200
Intrepid Potash [1]	47,500	53,675
Kraton Corporation [1]	18,000	630,720

		1,419,836

Construction Materials - 1.4%
U.S. Concrete [1]	13,500	621,878

Metals & Mining - 0.2%
A. M. Castle & Co. [1]	127,592	102,074

Paper & Forest Products - 1.6%
Boise Cascade [1]	26,500	673,100

Total		2,816,888

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.7%
RAIT Financial Trust	88,202	298,123

Total		298,123

Miscellaneous[2] – 4.3%
Total		1,861,458

TOTAL COMMON STOCKS
(Cost $34,955,862)		40,784,441

REPURCHASE AGREEMENT – 6.0%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $2,577,006 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $2,632,363)
(Cost $2,577,000)		2,577,000

TOTAL INVESTMENTS – 100.1%
(Cost $37,532,862)		43,361,441

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.1)%		(27,239)

NET ASSETS – 100.0%		$43,334,202

SCHEDULES OF INVESTMENTS
ROYCE OPPORTUNITY FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 94.7%

Consumer Discretionary – 15.2%
Auto Components - 2.5%
Dana	772,636	$12,045,395
Spartan Motors	981,956	9,407,139
Tower International	582,054	14,027,501

		35,480,035

Automobiles - 0.5%
Winnebago Industries	287,577	6,778,190

Distributors - 0.2%
VOXX International Cl. A [1]	1,168,278	3,493,151

Diversified Consumer Services - 0.4%
Houghton Mifflin Harcourt [1]	403,100	5,405,571

Hotels, Restaurants & Leisure - 1.1%
Belmond Cl. A [1,4]	699,019	8,884,531
Carrols Restaurant Group [1]	280,205	3,701,508
Ignite Restaurant Group [1,4]	571,293	377,053
Ruby Tuesday [1]	1,027,631	2,569,078

		15,532,170

Household Durables - 3.1%
Beazer Homes USA [1,4]	755,779	8,812,383
Dixie Group [1,6]	853,935	4,269,675
M.D.C. Holdings	297,250	7,669,050
M/I Homes [1]	330,200	7,782,814
New Home [1]	100,309	1,070,297
TRI Pointe Group [1]	396,372	5,224,183
William Lyon Homes Cl. A [1,4]	438,241	8,129,371

		42,957,773

Internet & Direct Marketing Retail - 0.0%
EVINE Live [1]	194,893	446,305

Leisure Products - 0.2%
Black Diamond [1]	650,082	3,341,422

Media - 1.4%
Ballantyne Strong [1]	641,337	4,489,359
Entravision Communications Cl. A	673,100	5,135,753
McClatchy Company (The) Cl. A [1,4]	333,405	5,377,823
New York Times Cl. A	360,399	4,306,768

		19,309,703

Multiline Retail - 0.5%
Bon-Ton Stores (The) [1,4]	452,396	773,597
J.C. Penney Company [1,4]	636,141	5,865,220

		6,638,817

Specialty Retail - 4.0%
American Eagle Outfitters	309,900	5,534,814
Ascena Retail Group [1]	669,992	3,745,255
bebe stores [1]	1,272,656	890,986
Caleres	71,700	1,813,293
Chico’s FAS	308,700	3,673,530
Destination Maternity [4]	214,237	1,516,798
DSW Cl. A	281,900	5,773,312
Guess?	292,600	4,274,886
Lumber Liquidators Holdings [1,4]	171,300	3,369,471
New York & Company [1]	502,017	1,134,558
Rent-A-Center	495,818	6,267,140
Restoration Hardware Holdings [1,4]	163,900	5,667,662
Sears Hometown and Outlet Stores [1,4]	280,550	1,383,112
TravelCenters of America LLC [1]	837,114	5,993,736
West Marine [1]	707,521	5,851,199

		56,889,752

Textiles, Apparel & Luxury Goods - 1.3%
Skechers U.S.A. Cl. A [1,4]	216,700	4,962,430
Unifi [1]	303,167	8,922,205
Vince Holding [1,4]	749,831	4,229,047

		18,113,682

Total		214,386,571

Consumer Staples – 1.6%
Food & Staples Retailing - 0.3%
SUPERVALU [1]	715,400	3,569,846

Food Products - 1.0%
Inventure Foods [1,4]	210,102	1,974,959
Landec Corporation [1]	427,602	5,734,143
SunOpta [1]	820,290	5,791,247

		13,500,349

Household Products - 0.3%
Central Garden & Pet [1]	178,548	4,642,248

Total		21,712,443

Energy – 2.8%
Energy Equipment & Services - 1.4%
Matrix Service [1]	312,608	5,864,526
Newpark Resources [1]	1,233,531	9,078,788
Parker Drilling [1]	202,500	439,425
Patterson-UTI Energy	142,400	3,185,488
Willbros Group [1]	806,509	1,516,237

		20,084,464

Oil, Gas & Consumable Fuels - 1.4%
Ardmore Shipping	218,400	1,537,536
Bill Barrett [1,4]	403,100	2,241,236
Gener8 Maritime [1,4]	393,000	2,012,160
Matador Resources [1,4]	95,700	2,329,338
Pengrowth Energy [1,4]	2,391,200	3,802,008
Scorpio Tankers	771,226	3,570,776
StealthGas [1]	979,521	3,389,143

		18,882,197

Total		38,966,661

Financials – 5.7%
Banks - 2.8%
BancorpSouth	106,800	2,477,760
Boston Private Financial Holdings	705,646	9,053,438
Brookline Bancorp	108,100	1,317,739
CenterState Banks	272,841	4,837,471
Fidelity Southern	117,840	2,167,078
Guaranty Bancorp	230,460	4,113,711
Southern National Bancorp of Virginia	150,915	1,969,441
State Bank Financial	400,059	9,129,346
Umpqua Holdings	317,200	4,773,860

		39,839,844

Consumer Finance - 0.6%
Enova International [1]	835,195	8,084,687

Insurance - 1.4%
Ambac Financial Group [1]	280,446	5,157,402
Aspen Insurance Holdings	73,000	3,401,070
Assured Guaranty	146,700	4,070,925
MBIA [1]	1,004,876	7,827,984

		20,457,381

Thrifts & Mortgage Finance - 0.9%
BofI Holding [1,4]	169,700	3,801,280
MGIC Investment [1]	384,085	3,072,680
Radian Group	161,900	2,193,745
Walker & Dunlop [1]	130,537	3,297,365

		12,365,070

Total		80,746,982

Health Care – 4.5%
Health Care Equipment & Supplies - 1.8%
Accuray [1]	668,000	4,255,160
Analogic Corporation	60,416	5,352,858
AngioDynamics [1]	446,341	7,828,821
Invacare Corporation	556,825	6,219,735
RTI Surgical [1]	485,555	1,519,787

		25,176,361

Health Care Providers & Services - 1.1%
Brookdale Senior Living [1]	307,260	5,361,687
Healthways [1]	352,434	9,325,404

		14,687,091

Health Care Technology - 0.8%
Allscripts Healthcare Solutions [1]	862,436	11,358,282

Life Sciences Tools & Services - 0.8%
Albany Molecular Research [1,4]	717,504	11,845,991

Total		63,067,725

Industrials – 23.2%
Aerospace & Defense - 3.8%
Aerojet Rocketdyne Holdings [1]	368,940	6,485,965
KEYW Holding Corporation [1,4]	446,635	4,930,851
Kratos Defense & Security Solutions [1,4]	1,670,224	11,507,843
LMI Aerospace [1,6]	823,130	5,844,223
Mercury Systems [1]	532,678	13,087,899
Wesco Aircraft Holdings [1]	815,100	10,946,793

		52,803,574

Air Freight & Logistics - 0.4%
Atlas Air Worldwide Holdings [1]	148,500	6,358,770

Building Products - 3.5%
Builders FirstSource [1,4]	235,294	2,708,234
Griffon Corporation	384,000	6,531,840
Insteel Industries	206,568	7,486,024
NCI Building Systems [1]	716,000	10,446,440
PGT [1]	682,083	7,277,826
Ply Gem Holdings [1]	511,092	6,828,189
Quanex Building Products	465,586	8,036,014

		49,314,567

Commercial Services & Supplies - 2.9%
ABM Industries	148,400	5,891,480
Herman Miller	213,800	6,114,680
Interface	657,516	10,973,942
Kimball International Cl. B	180,598	2,336,938
Steelcase Cl. A	269,942	3,749,495
TRC Companies [1]	1,421,145	12,321,327

		41,387,862

Construction & Engineering - 2.6%
Aegion Corporation [1]	555,089	10,585,548
Great Lakes Dredge & Dock [1]	342,200	1,197,700
Layne Christensen [1,4]	969,612	8,251,398
MasTec [1,4]	374,800	11,146,552
Northwest Pipe [1]	467,994	5,527,009

		36,708,207

Electrical Equipment - 2.3%
Encore Wire	303,606	11,163,593
General Cable	984,974	14,754,910
Power Solutions International [1,4]	393,605	4,034,451
Revolution Lighting Technologies [1,4]	337,713	2,130,969

		32,083,923

Machinery - 6.9%
Albany International Cl. A	120,850	5,121,623
Astec Industries	200,420	11,999,145
Commercial Vehicle Group [1]	665,040	3,843,931
Dynamic Materials	370,362	3,948,059
Federal Signal	462,732	6,135,826
Hardinge	567,997	6,321,807
Hurco Companies	202,073	5,672,189
Hyster-Yale Materials Handling Cl. A	128,214	7,709,508
Meritor [1]	562,919	6,265,288
Mueller Industries	372,421	12,073,889
Mueller Water Products Cl. A	1,147,076	14,395,804
NN	433,307	7,907,853
Westport Fuel Systems [1,4]	3,299,490	5,312,179

		96,707,101

Marine - 0.2%
Diana Shipping [1]	406,580	1,065,240
Navios Maritime Holdings [1]	1,076,449	1,302,503
Scorpio Bulkers [1,4]	230,090	796,111

		3,163,854

Trading Companies & Distributors - 0.6%
Univar [1]	367,839	8,037,282

Total		326,565,140

Information Technology – 29.9%
Communications Equipment - 3.4%
Applied Optoelectronics [1,4]	304,600	6,765,166
ARRIS International [1]	351,460	9,956,862
Aviat Networks [1,6]	268,239	2,470,481
Ciena Corporation [1]	255,300	5,565,540
Comtech Telecommunications	599,604	7,680,927
EMCORE Corporation	607,368	3,461,998
Extreme Networks [1]	898,141	4,032,653
Harmonic [1,4]	980,519	5,814,478
Oclaro [1]	300,475	2,569,061
Westell Technologies Cl. A [1]	456,131	233,767

		48,550,933

Electronic Equipment, Instruments & Components - 7.8%
Benchmark Electronics [1]	292,100	7,287,895
Daktronics	378,225	3,608,267
Echelon Corporation [1,4,6]	230,152	1,231,313
Electro Scientific Industries [1]	475,838	2,683,726
Frequency Electronics [1]	224,979	2,364,529
Identiv [1,4]	397,110	865,700
II-VI [1]	368,537	8,966,505
KEMET Corporation [1]	2,100,667	7,499,381
Knowles Corporation [1,4]	408,377	5,737,697
Maxwell Technologies [1]	840,442	4,336,681
Novanta [1]	467,960	8,119,106
Park Electrochemical	208,034	3,613,551
PCM [1]	506,606	10,912,293
Perceptron [1]	426,326	2,864,911
RadiSys Corporation [1]	588,378	3,144,880
Sanmina Corporation [1]	398,223	11,337,409
SigmaTron International [1,6]	347,772	1,891,880
Systemax	51,600	408,672
TTM Technologies [1]	755,025	8,645,036
Vishay Intertechnology	764,023	10,765,084
Vishay Precision Group [1]	237,042	3,799,783

		110,084,299

Internet Software & Services - 2.6%
Amber Road [1]	230,771	2,226,940
Blucora [1]	653,840	7,323,008
Care.com [1]	659,837	6,571,976
EarthLink Holdings	1,559,258	9,667,400
Limelight Networks [1]	779,069	1,456,859
Marin Software [1,4]	526,944	1,327,899
QuinStreet [1]	1,175,939	3,551,336
Support.com [1]	634,097	532,641
Tremor Video [1,4]	1,033,682	1,736,586
YuMe [1,4]	444,280	1,763,792

		36,158,437

IT Services - 1.6%
CIBER [1]	1,431,573	1,646,309
Computer Task Group	625,147	2,938,191
Datalink Corporation [1]	478,938	5,081,532
Unisys Corporation [1]	1,270,924	12,378,800

		22,044,832

Semiconductors & Semiconductor Equipment - 12.4%
Advanced Energy Industries [1]	249,571	11,809,700
Alpha & Omega Semiconductor [1]	212,815	4,622,342
Amtech Systems [1,4,6]	794,399	3,940,219
Axcelis Technologies [1]	137,923	1,831,617
AXT [1]	357,692	1,856,421
Brooks Automation	1,110,900	15,119,349
Cohu	607,806	7,135,642
Cree [1]	354,614	9,120,672
Cypress Semiconductor	433,700	5,273,792
Exar Corporation [1]	993,094	9,245,705
FormFactor [1]	731,752	7,939,509
IXYS Corporation	814,115	9,810,086
Kopin Corporation [1,4]	1,095,122	2,387,366
Kulicke & Soffa Industries [1]	904,788	11,698,909
MaxLinear Cl. A [1]	606,122	12,286,093
Microsemi Corporation [1]	336,054	14,107,547
Nanometrics [1]	528,139	11,798,625
NeoPhotonics Corporation [1]	372,196	6,081,683
Rubicon Technology [1,4]	800,953	504,680
Rudolph Technologies [1]	456,816	8,103,916
Sigma Designs [1]	662,182	5,158,398
Ultra Clean Holdings [1]	815,738	6,044,619
Veeco Instruments [1,4]	142,800	2,803,164
Xcerra Corporation [1]	945,254	5,728,239

		174,408,293

Software - 1.0%
A10 Networks [1]	595,299	6,363,746
Mentor Graphics	179,119	4,735,907
SeaChange International [1]	875,390	2,617,416

		13,717,069

Technology Hardware, Storage & Peripherals - 1.1%
Avid Technology [1]	454,380	3,607,777
Cray [1]	119,532	2,813,783
Intevac [1]	965,391	5,695,807
Silicon Graphics International [1]	557,484	4,292,627

		16,409,994

Total		421,373,857

Materials – 8.6%
Chemicals - 3.6%
Calgon Carbon	450,185	6,829,306
Ferro Corporation [1]	866,211	11,962,374
H.B. Fuller Company	15,500	720,285
Huntsman Corporation	629,200	10,237,084
Kraton Corporation [1]	281,818	9,874,903
Olin Corporation	349,200	7,165,584
Schulman (A.)	157,540	4,587,565

		51,377,101

Metals & Mining - 4.5%
A. M. Castle & Co. [1]	1,392,858	1,114,286
AK Steel Holding Corporation [1,4]	1,039,100	5,018,853
Allegheny Technologies	593,812	10,730,183
Carpenter Technology	167,441	6,908,616
Century Aluminum [1,4]	866,103	6,019,416
Commercial Metals	826,061	13,373,928
Haynes International	259,950	9,646,744
Hecla Mining	367,600	2,095,320
Pan American Silver	37,800	666,036
Synalloy Corporation	359,833	3,371,635
TimkenSteel Corporation [1,4]	396,358	4,141,941

		63,086,958

Paper & Forest Products - 0.5%
Louisiana-Pacific Corporation [1,4]	363,500	6,844,705

Total		121,308,764

Real Estate – 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.4%
BRT Realty Trust [1]	144,787	1,161,192
Mack-Cali Realty	156,766	4,267,170

		5,428,362

Real Estate Management & Development - 0.3%
Tejon Ranch [1]	178,594	4,343,406

Total		9,771,768

Telecommunication Services – 0.6%
Diversified Telecommunication Services - 0.4%
Iridium Communications [1,4]	607,513	4,926,931

Wireless Telecommunication Services - 0.2%
Boingo Wireless [1,4]	304,104	3,126,189

Total		8,053,120

Utilities – 0.2%
Water Utilities - 0.2%
Pure Cycle [1]	520,799	2,989,386

Total		2,989,386

Miscellaneous[2] – 1.7%
Total		24,462,772

TOTAL COMMON STOCKS
(Cost $1,229,236,097)		1,333,405,189

REPURCHASE AGREEMENT – 4.5%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $62,689,157 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$63,947,531)
(Cost $62,689,000)		62,689,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.8%
U.S. Treasury Bills
due 10/6/16-3/23/17	$1,897,824	1,897,924
U.S. Treasury Bonds
0.75%-4.25%
due 11/15/40-11/15/45	925,412	945,930
U.S. Treasury Notes
0.125%-3.50%
due 4/15/17-8/15/25	1,814,412	1,825,959
U.S. Treasury Notes - Floating Rate
due 7/31/17	18,045	18,045
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		91,251,456

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $95,939,314)		95,939,314

TOTAL INVESTMENTS – 106.0%
(Cost $1,387,864,411)		1,492,033,503

LIABILITIES LESS CASH
AND OTHER ASSETS – (6.0)%		(84,702,664)

NET ASSETS – 100.0%		$1,407,330,839

SCHEDULES OF INVESTMENTS
ROYCE PENNSYLVANIA MUTUAL FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 99.2%

Consumer Discretionary – 13.2%
Auto Components - 3.9%
Cooper Tire & Rubber	31,600	$1,201,432
Dorman Products [1]	319,800	20,435,220
Drew Industries	368,673	36,137,327
Gentex Corporation	974,534	17,112,817
Motorcar Parts of America [1,4]	75,000	2,158,500
Standard Motor Products	96,451	4,606,500
STRATTEC SECURITY [6]	246,147	8,688,989
Superior Industries International	422,900	12,331,764

		102,672,549

Automobiles - 1.0%
Thor Industries	138,681	11,746,281
Winnebago Industries	639,700	15,077,729

		26,824,010

Distributors - 1.2%
Core-Mark Holding Company	473,460	16,949,868
Fenix Parts [1,4]	25,000	99,000
Weyco Group	504,800	13,563,976

		30,612,844

Diversified Consumer Services - 0.0%
DeVry Education Group	46,000	1,060,760
LifeLock [1,4]	24,000	406,080

		1,466,840

Hotels, Restaurants & Leisure - 0.1%
Lindblad Expeditions Holdings [1]	300,000	2,700,000
MTY Food Group	28,600	990,574

		3,690,574

Household Durables - 1.5%
Cavco Industries [1]	13,600	1,347,080
Ethan Allen Interiors	838,688	26,225,774
Flexsteel Industries	94,800	4,903,056
NVR [1]	3,620	5,936,329

		38,412,239

Internet & Direct Marketing Retail - 0.0%
Blue Nile	26,368	907,586

Leisure Products - 0.1%
Nautilus [1]	91,000	2,067,520

Media - 0.4%
E.W. Scripps Company Cl. A [1]	227,667	3,619,905
Saga Communications Cl. A	137,734	6,244,860
Wiley (John) & Sons Cl. A	8,890	458,813

		10,323,578

Multiline Retail - 0.1%
Dillard’s Cl. A	23,900	1,505,939

Specialty Retail - 4.2%
American Eagle Outfitters	596,791	10,658,687
America’s Car-Mart [1]	375,100	13,649,889
AutoCanada	86,200	1,455,338
Barnes & Noble	106,000	1,197,800
Buckle (The)	550,613	13,231,230
Caleres	214,900	5,434,821
Cato Corporation (The) Cl. A	228,076	7,501,420
Destination Maternity [4]	180,191	1,275,752
DSW Cl. A	362,600	7,426,048
Genesco [1]	188,223	10,250,625
Kirkland’s [1]	280,751	3,419,547
Monro Muffler Brake	267,500	16,362,975
Shoe Carnival	402,195	10,722,519
Stein Mart	922,218	5,856,084

		108,442,735

Textiles, Apparel & Luxury Goods - 0.7%
Deckers Outdoor [1]	156,680	9,330,294
Movado Group	200,842	4,314,086
Steven Madden [1]	73,946	2,555,574
Vera Bradley [1]	118,378	1,793,427

		17,993,381

Total		344,919,795

Consumer Staples – 1.7%
Food & Staples Retailing - 0.2%
Village Super Market Cl. A	203,111	6,501,583

Food Products - 0.7%
Cal-Maine Foods	67,370	2,596,440
Farmer Bros. [1]	47,777	1,698,473
Industrias Bachoco ADR	118,960	5,967,034
John B. Sanfilippo & Son	19,300	990,669
Sanderson Farms	22,500	2,167,425
Seneca Foods Cl. A [1]	99,067	2,797,652
Seneca Foods Cl. B [1]	7,197	263,410
SunOpta [1]	121,339	856,653

		17,337,756

Personal Products - 0.8%
Inter Parfums	344,100	11,104,107
Nu Skin Enterprises Cl. A	17,204	1,114,475
Nutraceutical International [1]	243,700	7,613,188

		19,831,770

Total		43,671,109

Energy – 3.7%
Energy Equipment & Services - 3.6%
CARBO Ceramics [1]	22,000	240,680
Diamond Offshore Drilling [1,4]	162,000	2,852,820
Era Group [1]	339,840	2,735,712
Forum Energy Technologies [1]	152,301	3,024,698
Frank’s International	239,000	3,107,000
Helmerich & Payne	89,280	6,008,544
Matrix Service [1]	513,567	9,634,517
Oil States International [1]	66,773	2,108,024
Pason Systems	1,303,320	16,679,556
RPC [1,4]	550,175	9,242,940
SEACOR Holdings [1]	331,509	19,721,470
TGS-NOPEC Geophysical	743,885	13,441,462
Unit Corporation [1]	248,884	4,629,242

		93,426,665

Oil, Gas & Consumable Fuels - 0.1%
Dorian LPG [1,4]	49,700	298,200
San Juan Basin Royalty Trust	252,033	1,486,995
World Fuel Services	32,700	1,512,702
WPX Energy [1]	66,000	870,540

		4,168,437

Total		97,595,102

Financials – 12.8%
Banks - 2.1%
Ames National	25,433	703,477
Blue Hills Bancorp	181,490	2,725,980
BOK Financial	24,500	1,689,765
Camden National	154,388	7,370,483
City Holding Company	74,370	3,740,067
CNB Financial	95,100	2,012,316
Codorus Valley Bancorp	25,790	564,285
First Citizens BancShares Cl. A	90,026	26,457,741
National Bankshares	79,300	2,916,654
Northrim BanCorp	99,206	2,554,555
Popular	123,300	4,712,526

		55,447,849

Capital Markets - 6.7%
Artisan Partners Asset
Management Cl. A	217,600	5,918,720
Bolsa Mexicana de Valores	4,446,700	7,079,495
Citadel Capital [1]	5,265,715	492,181
Cohen & Steers	50,000	2,137,500
Cowen Group [1]	1,531,257	5,558,463
Diamond Hill Investment Group	114,017	21,069,201
Federated Investors Cl. B	971,472	28,784,715
Greenhill & Co.	8,500	200,345
Lazard Cl. A	305,057	11,091,873
Moelis & Company Cl. A	432,870	11,639,874
Morningstar	245,095	19,428,681
Reinet Investments	238,550	4,960,217
Reinet Investments DR	1,300,000	2,836,881
Rothschild & Co	328,346	8,131,238
SEI Investments	353,650	16,129,977
Sprott	2,985,500	5,507,001
Virtus Investment Partners	44,370	4,342,048
Westwood Holdings Group	336,235	17,857,441

		173,165,851

Diversified Financial Services - 0.3%
PICO Holdings [1]	637,841	7,520,145
Sofina	4,643	662,376

		8,182,521

Insurance - 2.1%
Alleghany Corporation [1]	4,790	2,514,846
E-L Financial	41,100	21,929,190
Greenlight Capital Re Cl. A [1]	26,000	531,440
MBIA [1,4]	601,577	4,686,285
ProAssurance Corporation	30,000	1,574,400
Reinsurance Group of America	102,728	11,088,460
RLI Corp.	194,281	13,281,049

		55,605,670

Investment Companies - 0.3%
British Empire Trust	2,148	16,647
RIT Capital Partners	366,500	8,289,426

		8,306,073

Thrifts & Mortgage Finance - 1.3%
Genworth MI Canada	814,457	20,958,168
Southern Missouri Bancorp	11,100	276,390
TrustCo Bank Corp. NY	1,570,051	11,131,661

		32,366,219

Total		333,074,183

Health Care – 7.4%
Biotechnology - 0.2%
ARIAD Pharmaceuticals [1,4]	74,250	1,016,482
Progenics Pharmaceuticals [1]	264,600	1,674,918
Zealand Pharma [1]	88,437	1,319,102

		4,010,502

Health Care Equipment & Supplies - 2.4%
Analogic Corporation	202,100	17,906,060
Atrion Corporation	9,500	4,052,700
IDEXX Laboratories [1]	201,490	22,713,968
Merit Medical Systems [1]	627,786	15,248,922
Neogen Corporation [1]	33,050	1,848,817
Trinity Biotech ADR Cl. A [1,4]	91,100	1,204,342

		62,974,809

Health Care Providers & Services - 2.1%
Aceto Corporation	447,166	8,491,682
Ensign Group (The)	140,900	2,836,317
HealthSouth Corporation	183,713	7,453,237
Landauer	399,400	17,765,312
U.S. Physical Therapy	290,500	18,214,350

		54,760,898

Health Care Technology - 0.3%
Medidata Solutions [1]	148,165	8,261,680

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories Cl. A [1]	63,922	10,471,063
Bio-Techne	227,340	24,893,730
ICON [1]	143,700	11,118,069
PAREXEL International [1]	237,000	16,459,650

		62,942,512

Total		192,950,401

Industrials – 29.5%
Aerospace & Defense - 2.1%
HEICO Corporation	379,835	26,284,582
HEICO Corporation Cl. A	123,040	7,445,151
Teledyne Technologies [1]	136,600	14,743,238
Wesco Aircraft Holdings [1]	486,996	6,540,356

		55,013,327

Air Freight & Logistics - 1.0%
Forward Air	423,600	18,324,936
Hub Group Cl. A [1]	185,000	7,540,600

		25,865,536

Airlines - 0.5%
Spirit Airlines [1]	302,739	12,875,490

Building Products - 2.0%
AAON	219,462	6,324,895
American Woodmark [1]	78,708	6,341,503
Apogee Enterprises	216,800	9,688,792
Gibraltar Industries [1]	302,920	11,253,478
Insteel Industries	46,559	1,687,298
Simpson Manufacturing	375,900	16,520,805

		51,816,771

Commercial Services & Supplies - 4.0%
Copart [1]	615,652	32,974,321
Healthcare Services Group	320,200	12,673,516
Heritage-Crystal Clean [1]	242,158	3,215,858
Kimball International Cl. B	105,800	1,369,052
Mobile Mini	229,400	6,927,880
Ritchie Bros. Auctioneers	906,920	31,805,685
Steelcase Cl. A	264,370	3,672,099
Team [1]	286,082	9,357,742
UniFirst Corporation	19,756	2,605,026
US Ecology	10,000	448,400

		105,049,579

Construction & Engineering - 2.2%
Comfort Systems USA	115,800	3,394,098
EMCOR Group	194,900	11,619,938
IES Holdings [1]	150,000	2,668,500
Jacobs Engineering Group [1]	54,000	2,792,880
KBR	565,800	8,560,554
MYR Group [1]	94,084	2,831,928
Valmont Industries	180,875	24,340,349

		56,208,247

Electrical Equipment - 1.0%
AZZ	69,652	4,546,186
Encore Wire	245,879	9,040,971
Preformed Line Products [6]	290,278	12,241,023

		25,828,180

Industrial Conglomerates - 0.7%
Raven Industries	777,945	17,916,073

Machinery - 9.5%
Alamo Group	55,662	3,667,569
CIRCOR International	384,479	22,899,569
CLARCOR	274,600	17,849,000
Colfax Corporation [1]	74,543	2,342,887
Columbus McKinnon	77,175	1,376,802
Federal Signal	418,994	5,555,860
Flowserve Corporation	30,000	1,447,200
Franklin Electric	476,200	19,386,102
Gorman-Rupp Company (The)	56,666	1,451,216
Graco	184,849	13,678,826
John Bean Technologies	354,783	25,029,941
Kadant	110,100	5,737,311
Lincoln Electric Holdings	220,919	13,833,948
Lindsay Corporation	106,600	7,886,268
Lydall [1]	67,993	3,476,482
Miller Industries	254,032	5,789,389
Nordson Corporation	173,600	17,295,768
Proto Labs [1,4]	20,025	1,199,698
RBC Bearings [1]	335,300	25,643,744
Sun Hydraulics	684,287	22,081,942
Tennant Company	454,900	29,477,520
Westinghouse Air Brake Technologies	16,257	1,327,384

		248,434,426

Marine - 0.3%
Diana Shipping [1]	201,900	528,978
Kirby Corporation [1,4]	130,800	8,130,528

		8,659,506

Professional Services - 3.6%
Advisory Board (The) [1]	478,223	21,395,697
Exponent	378,578	19,330,193
Franklin Covey [1]	60,400	1,075,724
ICF International [1]	33,270	1,474,527
Korn/Ferry International	413,000	8,673,000
ManpowerGroup	154,905	11,193,435
Robert Half International	413,862	15,668,815
RPX Corporation [1]	140,052	1,497,156
TrueBlue [1]	558,350	12,652,211

		92,960,758

Road & Rail - 1.8%
Amerco	1,405	455,543
Knight Transportation	39,625	1,136,841
Landstar System	361,560	24,615,005
Patriot Transportation Holding [1]	101,504	2,156,960
Saia [1]	296,943	8,896,413
Universal Logistics Holdings	586,484	7,870,615
Werner Enterprises	136,300	3,171,701

		48,303,078

Trading Companies & Distributors - 0.8%
Air Lease Cl. A	39,840	1,138,627
Applied Industrial Technologies	271,300	12,680,562
MSC Industrial Direct Cl. A	16,550	1,214,935
Richelieu Hardware	292,800	5,744,634

		20,778,758

Total		769,709,729

Information Technology – 19.1%
Communications Equipment - 0.6%
ADTRAN	90,200	1,726,428
Brocade Communications Systems	367,550	3,392,486
Digi International [1]	354,544	4,041,802
NetScout Systems [1]	100,700	2,945,475
TESSCO Technologies	186,117	2,309,712

		14,415,903

Electronic Equipment, Instruments & Components - 10.2%
Badger Meter	455,028	15,247,988
Benchmark Electronics [1]	256,883	6,409,231
Cognex Corporation	542,960	28,700,866
Coherent [1]	279,550	30,901,457
Dolby Laboratories Cl. A	277,551	15,068,244
DTS	638,329	27,154,516
Fabrinet [1]	56,600	2,523,794
FARO Technologies [1]	372,293	13,383,933
Fitbit Cl. A [1,4]	388,283	5,762,120
FLIR Systems	770,700	24,215,394
HollySys Automation Technologies [1]	139,100	3,083,847
IPG Photonics [1]	204,305	16,824,517
Methode Electronics	252,260	8,821,532
MTS Systems	68,774	3,165,667
National Instruments	725,800	20,612,720
Orbotech [1]	79,000	2,339,190
PC Connection	497,296	13,138,560
Plexus Corporation [1]	253,600	11,863,408
Richardson Electronics	157,551	1,068,196
Rofin-Sinar Technologies [1]	10,846	349,024
ScanSource [1]	139,487	5,091,275
Vishay Intertechnology	790,041	11,131,678

		266,857,157

Internet Software & Services - 0.6%
comScore [1,4]	292,109	8,956,062
j2 Global	86,150	5,738,451
Stamps.com [1]	10,600	1,001,806

		15,696,319

IT Services - 0.1%
Computer Task Group	323,471	1,520,314

Semiconductors & Semiconductor Equipment - 3.7%
Advanced Energy Industries [1]	490,914	23,230,050
Brooks Automation	247,000	3,361,670
Cabot Microelectronics	281,930	14,916,916
Cirrus Logic [1]	236,988	12,595,912
Diodes [1]	524,158	11,185,532
Himax Technologies ADR	70,000	601,300
IXYS Corporation	284,900	3,433,045
Kulicke & Soffa Industries [1]	100,100	1,294,293
MKS Instruments	273,135	13,583,004
Nanometrics [1]	190,981	4,266,515
Photronics [1]	148,560	1,531,654
Rudolph Technologies [1]	117,200	2,079,128
Teradyne	13,020	280,972
Tessera Technologies	132,930	5,109,829

		97,469,820

Software - 3.1%
ACI Worldwide [1]	829,000	16,066,020
Blackbaud	263,391	17,473,359
Computer Modelling Group	774,400	5,790,513
Enghouse Systems	19,600	785,225
Fair Isaac	145,500	18,127,845
Mentor Graphics	187,990	4,970,456
Monotype Imaging Holdings	575,996	12,735,272
PTC [1]	110,700	4,905,117

		80,853,807

Technology Hardware, Storage & Peripherals - 0.8%
Diebold	643,732	15,958,116
Stratasys [1,4]	70,300	1,693,527
Super Micro Computer [1]	183,100	4,279,047

		21,930,690

Total		498,744,010

Materials – 9.0%
Chemicals - 3.6%
Balchem Corporation	350,700	27,189,771
FutureFuel Corporation	712,056	8,031,992
Innospec	117,278	7,131,675
Minerals Technologies	129,002	9,119,151
Quaker Chemical	365,800	38,749,194
Sensient Technologies	6,600	500,280
Umicore	62,000	3,888,429

		94,610,492

Construction Materials - 0.3%
Ash Grove Cement [3]	37,278	8,983,998

Containers & Packaging - 0.8%
AptarGroup	260,400	20,157,564

Metals & Mining - 3.4%
Compass Minerals International	128,426	9,464,996
Franco-Nevada Corporation	280,800	19,619,496
Gold Fields ADR	365,000	1,770,250
Haynes International	20,393	756,784
Hecla Mining	173,300	987,810
Major Drilling Group International [1]	1,546,250	7,484,041
Pretium Resources [1]	102,600	1,053,411
Reliance Steel & Aluminum	300,510	21,645,735
Schnitzer Steel Industries Cl. A	58,200	1,216,380
Steel Dynamics	265,421	6,632,871
Worthington Industries	360,733	17,326,006

		87,957,780

Paper & Forest Products - 0.9%
Neenah Paper	6,700	529,367
Stella-Jones	638,500	22,148,813

		22,678,180

Total		234,388,014

Real Estate – 1.7%
Real Estate Management & Development - 1.7%
AV Homes [1,4]	81,000	1,347,840
FRP Holdings [1]	493,012	15,317,883
Marcus & Millichap [1]	274,800	7,186,020
St. Joe Company (The) [1,4]	105,000	1,929,900
Tejon Ranch [1]	704,385	17,130,643

Total		42,912,286

Telecommunication Services – 0.2%
Wireless Telecommunication Services - 0.2%
Telephone and Data Systems	162,000	4,403,160

Total		4,403,160

Miscellaneous[2] – 0.9%
Total		23,345,279

TOTAL COMMON STOCKS
(Cost $1,574,888,048)		2,585,713,068

REPURCHASE AGREEMENT – 0.9%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $22,964,057 (collateralized
by obligations of various U.S. Government
Agencies, 1.50%-1.75% due 1/31/23-3/31/23,
valued at $23,424,300)
(Cost $22,964,000)		22,964,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.3%
U.S. Treasury Bills
due 10/6/16-5/25/17	$2,936,142	2,936,297
U.S. Treasury Bonds
0.75%-7.625%
due 2/15/25-5/15/46	1,641,382	1,675,235
U.S. Treasury Notes
0.125%-4.75%
due 11/30/16-5/15/26	3,500,943	3,520,799
U.S. Treasury Notes - Floating Rate
due 7/31/17-4/30/18	51,510	51,510
U.S. Treasury Strips-Interest
due 11/15/25	4,290	4,310
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		24,552,427

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $32,740,578)		32,740,578

TOTAL INVESTMENTS – 101.4%
(Cost $1,630,592,626)		2,641,417,646

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(35,455,000)

NET ASSETS – 100.0%		$2,605,962,646

SCHEDULES OF INVESTMENTS
ROYCE PREMIER FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 10.0%
Auto Components - 2.3%
Dorman Products [1]	811,400	$51,848,460

Automobiles - 1.8%
Thor Industries	496,000	42,011,200

Distributors - 1.4%
Pool Corporation	344,500	32,562,140

Diversified Consumer Services - 0.9%
Sotheby’s [1,4]	513,300	19,515,666

Specialty Retail - 0.7%
Buckle (The)	666,736	16,021,666

Textiles, Apparel & Luxury Goods - 2.9%
Columbia Sportswear	642,072	36,431,165
Wolverine World Wide	1,285,964	29,615,751

		66,046,916

Total		228,006,048

Consumer Staples – 2.0%
Food Products - 2.0%
Cal-Maine Foods [4]	259,300	9,993,422
Sanderson Farms	363,542	35,020,001

Total		45,013,423

Energy – 2.5%
Energy Equipment & Services - 2.5%
Pason Systems	2,986,800	38,224,301
SEACOR Holdings [1]	335,602	19,964,963

Total		58,189,264

Financials – 13.5%
Capital Markets - 9.1%
Ares Management L.P.	2,623,076	45,667,753
Ashmore Group	6,232,500	28,527,343
Federated Investors Cl. B	1,384,600	41,025,698
Lazard Cl. A	623,850	22,683,186
Morningstar	595,500	47,205,285
TMX Group	502,200	23,063,036

		208,172,301

Insurance - 2.5%
Alleghany Corporation [1]	107,260	56,313,645

Thrifts & Mortgage Finance - 1.9%
Genworth MI Canada [4]	1,720,700	44,278,236

Total		308,764,182

Health Care – 4.2%
Health Care Equipment & Supplies - 2.4%
IDEXX Laboratories [1]	489,900	55,226,427

Life Sciences Tools & Services - 1.8%
Bio-Techne	366,800	40,164,600

Total		95,391,027

Industrials – 33.7%
Air Freight & Logistics - 1.9%
Forward Air	1,010,728	43,724,093

Building Products - 1.4%
Simpson Manufacturing	743,033	32,656,301

Commercial Services & Supplies - 5.9%
Copart [1]	1,353,000	72,466,680
Ritchie Bros. Auctioneers	1,734,900	60,842,943

		133,309,623

Construction & Engineering - 3.8%
EMCOR Group	473,200	28,212,184
Valmont Industries	436,200	58,699,434

		86,911,618

Machinery - 11.1%
CIRCOR International	666,632	39,704,602
Lincoln Electric Holdings	982,600	61,530,412
Lindsay Corporation	517,175	38,260,607
RBC Bearings [1]	308,300	23,578,784
Sun Hydraulics	822,727	26,549,400
Woodward	1,027,101	64,173,270

		253,797,075

Marine - 2.8%
Kirby Corporation [1]	1,013,200	62,980,512

Professional Services - 0.8%
Advisory Board (The) [1]	384,900	17,220,426

Road & Rail - 2.5%
Landstar System	831,800	56,628,944

Trading Companies & Distributors - 3.5%
Air Lease Cl. A	1,601,060	45,758,295
MSC Industrial Direct Cl. A	462,000	33,915,420

		79,673,715

Total		766,902,307

Information Technology – 22.9%
Electronic Equipment, Instruments & Components - 9.7%
Anixter International [1]	566,500	36,539,250
Cognex Corporation	1,474,414	77,937,524
IPG Photonics [1]	337,600	27,801,360
National Instruments	1,966,544	55,849,850
Zebra Technologies Cl. A [1]	333,894	23,242,361

		221,370,345

IT Services - 4.0%
Gartner [1]	464,100	41,049,645
Jack Henry & Associates	571,200	48,866,160

		89,915,805

Semiconductors & Semiconductor Equipment - 4.4%
Cabot Microelectronics	517,374	27,374,258
MKS Instruments	1,449,900	72,103,527

		99,477,785

Software - 4.8%
Fair Isaac	401,600	50,035,344
PTC [1]	1,334,000	59,109,540

		109,144,884

Technology Hardware, Storage & Peripherals - 0.0%
Diebold	40,400	1,001,516

Total		520,910,335

Materials – 7.3%
Chemicals - 3.7%
Minerals Technologies	605,600	42,809,864
Westlake Chemical	765,700	40,964,950

		83,774,814

Metals & Mining - 2.1%
Reliance Steel & Aluminum	652,300	46,985,169

Paper & Forest Products - 1.5%
Stella-Jones	1,017,212	35,285,886

Total		166,045,869

Real Estate – 1.8%
Real Estate Management & Development - 1.8%
Jones Lang LaSalle	186,600	21,233,214
Kennedy-Wilson Holdings	889,236	20,052,272

Total		41,285,486

Miscellaneous[2] – 0.9%
Total		20,191,304

TOTAL COMMON STOCKS
(Cost $1,180,188,308)		2,250,699,245

REPURCHASE AGREEMENT – 1.5%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $34,057,085 (collateralized
by obligations of various U.S. Government
Agencies, 2.125% due 12/31/22, valued at
$34,742,138)
(Cost $34,057,000)		34,057,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 2.0%
U.S. Treasury Bills
due 10/13/16-5/25/17	$524	524
U.S. Treasury Bonds
0.75%-7.625%
due 2/15/25-5/15/46	1,000	1,013
U.S. Treasury Notes
0.125%-4.75%
due 11/30/16-5/15/26	26,407,063	26,515,425
U.S. Treasury Notes - Floating Rate
due 7/31/17-4/30/18	89	89
U.S. Treasury Strips-Interest
due 11/15/25	15	15
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		19,756,158

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $46,273,224)		46,273,224

TOTAL INVESTMENTS – 102.3%
(Cost $1,260,518,532)		2,331,029,469

LIABILITIES LESS CASH
AND OTHER ASSETS – (2.3)%		(52,322,647)

NET ASSETS – 100.0%		$2,278,706,822

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP LEADERS FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.8%

Consumer Discretionary – 12.3%
Auto Components - 3.4%
Drew Industries	7,132	$699,079
Gentex Corporation	145,434	2,553,821

		3,252,900

Automobiles - 1.8%
Thor Industries	20,305	1,719,833

Media - 1.1%
E.W. Scripps Company Cl. A [1]	48,660	773,694
Wiley (John) & Sons Cl. A	5,250	270,952

		1,044,646

Specialty Retail - 3.6%
Buckle (The)	17,150	412,115
Caleres	94,600	2,392,434
Genesco [1]	11,205	610,224

		3,414,773

Textiles, Apparel & Luxury Goods - 2.4%
Deckers Outdoor [1]	25,420	1,513,761
Vera Bradley [1]	53,500	810,525

		2,324,286

Total		11,756,438

Consumer Staples – 4.8%
Food Products - 3.9%
Cal-Maine Foods	29,858	1,150,727
Industrias Bachoco ADR	30,890	1,549,442
Sanderson Farms	10,390	1,000,869

		3,701,038

Personal Products - 0.9%
Inter Parfums	28,370	915,500

Total		4,616,538

Energy – 4.4%
Energy Equipment & Services - 4.4%
Helmerich & Payne	8,685	584,501
Oil States International [1]	31,740	1,002,032
Pason Systems	163,840	2,096,782
TGS-NOPEC Geophysical	28,350	512,264

Total		4,195,579

Financials – 10.2%
Capital Markets - 7.2%
Artisan Partners Asset Management Cl. A	17,520	476,544
Federated Investors Cl. B	86,360	2,558,847
Houlihan Lokey Cl. A	35,300	884,265
Lazard Cl. A	52,870	1,922,353
Virtus Investment Partners	10,340	1,011,873

		6,853,882

Thrifts & Mortgage Finance - 3.0%
Genworth MI Canada	113,260	2,914,484

Total		9,768,366

Health Care – 6.4%
Biotechnology - 0.5%
Zealand Pharma [1]	32,530	485,209

Health Care Equipment & Supplies - 0.6%
Atrion Corporation	1,430	610,038

Health Care Providers & Services - 1.6%
Aceto Corporation	80,500	1,528,695

Life Sciences Tools & Services - 3.7%
Bio-Rad Laboratories Cl. A [1]	10,425	1,707,719
Bio-Techne	16,144	1,767,768

		3,475,487

Total		6,099,429

Industrials – 20.6%
Building Products - 1.5%
Apogee Enterprises	32,600	1,456,894

Commercial Services & Supplies - 2.8%
Ritchie Bros. Auctioneers	18,034	632,452
Steelcase Cl. A	92,820	1,289,270
UniFirst Corporation	5,700	751,602

		2,673,324

Construction & Engineering - 1.5%
Valmont Industries	10,795	1,452,683

Machinery - 7.4%
CIRCOR International	23,070	1,374,049
Federal Signal	30,220	400,717
Greenbrier Companies (The)	25,300	893,090
John Bean Technologies	3,509	247,560
Kadant	24,160	1,258,978
Lydall [1]	29,660	1,516,516
RBC Bearings [1]	10,680	816,806
Westinghouse Air Brake Technologies	6,488	529,745

		7,037,461

Professional Services - 3.6%
ICF International [1]	16,743	742,050
Robert Half International	13,003	492,294
TrueBlue [1]	97,520	2,209,803

		3,444,147

Road & Rail - 3.2%
Landstar System	25,020	1,703,361
Saia [1]	44,060	1,320,038

		3,023,399

Trading Companies & Distributors - 0.6%
MSC Industrial Direct Cl. A	8,077	592,933

Total		19,680,841

Information Technology – 19.6%
Communications Equipment - 1.4%
NetScout Systems [1]	44,400	1,298,700

Electronic Equipment, Instruments & Components - 5.0%
Cognex Corporation	11,440	604,718
FARO Technologies [1]	12,660	455,127
IPG Photonics [1]	4,040	332,694
Littelfuse	4,840	623,440
Methode Electronics	43,250	1,512,453
Orbotech [1]	37,690	1,116,001
Rofin-Sinar Technologies [1]	4,640	149,315

		4,793,748

Internet Software & Services - 2.5%
j2 Global	35,324	2,352,932

Semiconductors & Semiconductor Equipment - 8.5%
Brooks Automation	39,790	541,542
Cabot Microelectronics	18,036	954,285
MKS Instruments	35,245	1,752,734
Nanometrics [1]	91,348	2,040,714
Rudolph Technologies [1]	53,100	941,994
Tessera Technologies	47,930	1,842,429

		8,073,698

Software - 2.2%
Mentor Graphics	80,980	2,141,111

Total		18,660,189

Materials – 4.5%
Chemicals - 3.1%
Minerals Technologies	32,156	2,273,107
Quaker Chemical	6,690	708,672

		2,981,779

Metals & Mining - 1.4%
Compass Minerals International	11,210	826,177
Reliance Steel & Aluminum	6,160	443,705

		1,269,882

Total		4,251,661

Real Estate – 3.2%
Real Estate Management & Development - 3.2%
Marcus & Millichap [1]	115,250	3,013,788

Total		3,013,788

Miscellaneous[2] – 1.8%
Total		1,695,358

TOTAL COMMON STOCKS
(Cost $65,944,522)		83,738,187

REPURCHASE AGREEMENT – 12.5%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $11,918,030 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$12,160,256)
(Cost $11,918,000)		11,918,000

TOTAL INVESTMENTS – 100.3%
(Cost $77,862,522)		95,656,187

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.3)%		(268,166)

NET ASSETS – 100.0%		$95,388,021

SCHEDULES OF INVESTMENTS
ROYCE SMALL-CAP VALUE FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 87.2%

Consumer Discretionary – 23.8%
Auto Components - 3.7%
Gentex Corporation	780,456	$13,704,807
STRATTEC SECURITY	88,638	3,128,922

		16,833,729

Household Durables - 1.1%
Flexsteel Industries	94,400	4,882,368

Media - 0.9%
Saga Communications Cl. A	92,763	4,205,874

Specialty Retail - 15.8%
American Eagle Outfitters	733,186	13,094,702
Buckle (The)	430,067	10,334,510
Cato Corporation (The) Cl. A	279,794	9,202,425
DSW Cl. A	445,302	9,119,785
Genesco [1]	143,016	7,788,651
Kirkland’s [1]	363,778	4,430,816
Shoe Carnival	473,585	12,625,776
Stein Mart	927,402	5,889,003

		72,485,668

Textiles, Apparel & Luxury Goods - 2.3%
Deckers Outdoor [1]	121,285	7,222,522
Steven Madden [1]	101,695	3,514,579

		10,737,101

Total		109,144,740

Consumer Staples – 1.7%
Food & Staples Retailing - 1.4%
Village Super Market Cl. A	203,215	6,504,912

Personal Products - 0.3%
Nu Skin Enterprises Cl. A	20,167	1,306,418

Total		7,811,330

Energy – 4.4%
Energy Equipment & Services - 4.4%
Helmerich & Payne	74,499	5,013,783
Matrix Service [1]	585,058	10,975,688
Unit Corporation [1]	217,378	4,043,231

Total		20,032,702

Financials – 21.0%
Banks - 7.9%
Ames National	117,348	3,245,846
Camden National	190,849	9,111,131
City Holding Company	127,640	6,419,016
CNB Financial	162,853	3,445,969
Codorus Valley Bancorp	37,450	819,406
MidWestOne Financial Group	110,260	3,348,596
National Bankshares	140,761	5,177,190
Northrim BanCorp	176,643	4,548,557

		36,115,711

Capital Markets - 4.5%
Federated Investors Cl. B	228,149	6,760,055
Moelis & Company Cl. A	519,657	13,973,577

		20,733,632

Insurance - 2.3%
Reinsurance Group of America	97,135	10,484,752

Thrifts & Mortgage Finance - 6.3%
Genworth MI Canada	521,900	13,429,890
Southern Missouri Bancorp	67,500	1,680,750
TrustCo Bank Corp. NY	1,942,504	13,772,353

		28,882,993

Total		96,217,088

Health Care – 2.3%
Health Care Providers & Services - 2.3%
Aceto Corporation	372,166	7,067,432
Ensign Group (The)	170,200	3,426,126

Total		10,493,558

Industrials – 17.9%
Airlines - 3.0%
Spirit Airlines [1]	326,162	13,871,670

Building Products - 3.5%
American Woodmark [1]	103,500	8,338,995
Apogee Enterprises	167,900	7,503,451

		15,842,446

Commercial Services & Supplies - 0.5%
UniFirst Corporation	15,956	2,103,958

Construction & Engineering - 0.6%
MYR Group [1]	98,708	2,971,111

Machinery - 3.5%
Alamo Group	64,691	4,262,490
Federal Signal	395,000	5,237,700
Miller Industries	279,485	6,369,463

		15,869,653

Professional Services - 4.3%
Korn/Ferry International	507,300	10,653,300
TrueBlue [1]	407,163	9,226,313

		19,879,613

Road & Rail - 2.5%
Old Dominion Freight Line [1]	24,200	1,660,362
Saia [1]	222,798	6,675,028
Werner Enterprises	127,588	2,968,973

		11,304,363

Total		81,842,814

Information Technology – 14.7%
Communications Equipment - 0.9%
Brocade Communications Systems	464,911	4,291,129

Electronic Equipment, Instruments & Components - 12.1%
Benchmark Electronics [1]	324,330	8,092,033
Fitbit Cl. A [1,4]	364,200	5,404,728
Methode Electronics	248,200	8,679,554
PC Connection	519,616	13,728,255
ScanSource [1]	153,979	5,620,234
Vishay Intertechnology	974,524	13,731,043

		55,255,847

Semiconductors & Semiconductor Equipment - 0.5%
MKS Instruments	46,847	2,329,701

Technology Hardware, Storage & Peripherals - 1.2%
Super Micro Computer [1]	231,549	5,411,300

Total		67,287,977

Miscellaneous[2] – 1.4%
Total		6,405,624

TOTAL COMMON STOCKS
(Cost $380,694,132)		399,235,833

REPURCHASE AGREEMENT – 13.0%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $59,495,149 (collateralized
by obligations of various U.S. Government
Agencies, 1.75% due 1/31/23, valued at $60,689,288)
(Cost $59,495,000)		59,495,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 1.2%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)
(Cost $5,498,510)		5,498,510

TOTAL INVESTMENTS – 101.4%
(Cost $445,687,642)		464,229,343

LIABILITIES LESS CASH
AND OTHER ASSETS – (1.4)%		(6,361,318)

NET ASSETS – 100.0%		$457,868,025

SCHEDULES OF INVESTMENTS
ROYCE SMALLER-COMPANIES GROWTH FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 97.2%

Consumer Discretionary – 10.7%
Auto Components - 1.7%
Drew Industries	81,000	$7,939,620

Hotels, Restaurants & Leisure - 2.1%
Dave & Busters Entertainment [1]	85,000	3,330,300
Texas Roadhouse	153,000	5,971,590

		9,301,890

Household Durables - 1.7%
iRobot Corporation [1,4]	172,000	7,564,560

Internet & Direct Marketing Retail - 0.8%
Shutterfly [1]	85,000	3,794,400

Specialty Retail - 2.0%
Boot Barn Holdings [1]	589,600	6,709,648
Tractor Supply	37,000	2,491,950

		9,201,598

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s	48,900	4,240,119
Columbia Sportswear	60,000	3,404,400
Gildan Activewear	107,666	3,009,265

		10,653,784

Total		48,455,852

Consumer Staples – 2.1%
Food & Staples Retailing - 2.1%
Natural Grocers by Vitamin Cottage [1,4]	304,000	3,392,640
United Natural Foods [1,4]	150,617	6,030,704

Total		9,423,344

Energy – 6.3%
Energy Equipment & Services - 4.1%
Dril-Quip [1]	45,000	2,508,300
Helmerich & Payne	63,000	4,239,900
Pason Systems	378,000	4,837,547
Unit Corporation [1]	380,200	7,071,720

		18,657,467

Oil, Gas & Consumable Fuels - 2.2%
Parsley Energy Cl. A [1,4]	151,000	5,060,010
RSP Permian [1,4]	121,000	4,692,380

		9,752,390

Total		28,409,857

Financials – 8.4%
Banks - 2.9%
Enterprise Financial Services	241,500	7,546,875
Live Oak Bancshares	60,700	875,294
ServisFirst Bancshares	89,000	4,619,990

		13,042,159

Capital Markets - 4.7%
Financial Engines	209,800	6,233,158
Northern Trust	71,000	4,827,290
Oaktree Capital Group LLC Cl. A	108,800	4,613,120
WisdomTree Investments	539,000	5,546,310

		21,219,878

Diversified Financial Services - 0.8%
Silver Run Acquisition [1]	220,000	3,962,200

Total		38,224,237

Health Care – 13.3%
Biotechnology - 2.9%
Progenics Pharmaceuticals [1]	513,200	3,248,556
Repligen [1]	199,000	6,007,810
Zealand Pharma [1]	265,799	3,964,584

		13,220,950

Health Care Equipment & Supplies - 3.4%
AtriCure [1]	58,000	917,560
Inogen [1]	107,755	6,454,525
Masimo Corporation [1]	65,000	3,866,850
Penumbra [1]	1,000	75,990
ZELTIQ Aesthetics [1]	108,000	4,235,760

		15,550,685

Health Care Providers & Services - 3.5%
BioTelemetry [1]	427,000	7,929,390
HealthEquity [1,4]	202,000	7,645,700

		15,575,090

Health Care Technology - 1.1%
HealthStream [1]	175,000	4,830,000

Life Sciences Tools & Services - 1.6%
Cambrex Corporation [1]	43,500	1,934,010
NeoGenomics [1,4]	654,000	5,375,880

		7,309,890

Pharmaceuticals - 0.8%
Intersect ENT [1]	218,000	3,453,120

Total		59,939,735

Industrials – 11.1%
Aerospace & Defense - 1.1%
Mercury Systems [1]	206,749	5,079,823

Air Freight & Logistics - 1.3%
Forward Air	137,000	5,926,620

Building Products - 1.3%
DIRTT Environmental Solutions [1]	1,511,000	5,735,569

Commercial Services & Supplies - 0.5%
Mobile Mini	81,213	2,452,633

Construction & Engineering - 1.6%
NV5 Global [1,4]	226,885	7,330,654

Electrical Equipment - 0.3%
Hydrogenics Corporation [1,4]	169,295	1,110,575

Machinery - 3.0%
KUKA	40,900	4,945,310
Tennant Company	80,937	5,244,718
Woodward	50,000	3,124,000

		13,314,028

Marine - 1.0%
Clarkson	168,372	4,568,105

Professional Services - 1.0%
Insperity	64,000	4,648,960

Total		50,166,967

Information Technology – 31.5%
Communications Equipment - 0.7%
Infinera Corporation [1]	330,233	2,982,004

Electronic Equipment, Instruments & Components - 7.2%
Coherent [1]	58,000	6,411,320
ePlus [1]	64,000	6,042,240
Fabrinet [1]	81,000	3,611,790
FARO Technologies [1]	107,000	3,846,650
Fitbit Cl. A [1,4]	75,000	1,113,000
FLIR Systems	178,600	5,611,612
IPG Photonics [1]	72,444	5,965,763

		32,602,375

Internet Software & Services - 7.5%
Apigee Corporation [1,4]	361,000	6,281,400
comScore [1]	187,071	5,735,597
MeetMe [1,4]	170,000	1,054,000
Q2 Holdings [1,4]	139,000	3,983,740
Shopify Cl. A [1,4]	132,000	5,665,440
Stamps.com [1]	42,000	3,969,420
2U [1,4]	187,348	7,173,555

		33,863,152

IT Services - 0.9%
Unisys Corporation [1]	423,000	4,120,020

Semiconductors & Semiconductor Equipment - 4.2%
Inphi Corporation [1,4]	175,000	7,614,250
Integrated Device Technology [1]	282,100	6,516,510
M/A-COM Technology Solutions
Holdings [1,4]	115,000	4,869,100

		18,999,860

Software - 9.9%
BroadSoft [1]	88,000	4,096,400
8x8 [1,4]	50,000	771,500
HubSpot [1]	76,000	4,379,120
Imperva [1]	105,000	5,639,550
Mobileye [1,4]	4,000	170,280
Paylocity Holding Corporation [1]	212,786	9,460,466
QAD Cl. A	228,000	5,102,640
RingCentral Cl. A [1]	234,000	5,536,440
Rubicon Project [1]	144,000	1,192,320
SecureWorks Corporation Cl. A [1,4]	234,000	2,927,340
Silver Spring Networks [1,4]	396,000	5,615,280

		44,891,336

Technology Hardware, Storage & Peripherals - 1.1%
Immersion Corporation [1]	640,595	5,227,255

Total		142,686,002

Materials – 5.6%
Chemicals - 2.9%
Albemarle Corporation	81,000	6,924,690
Kraton Corporation [1]	178,000	6,237,120

		13,161,810

Construction Materials - 1.4%
Eagle Materials	84,000	6,493,200

Metals & Mining - 1.3%
Orocobre [1]	1,985,000	5,681,710

Total		25,336,720

Real Estate – 2.3%
Equity Real Estate Investment Trusts (REITs) - 2.3%
CubeSmart	166,000	4,525,160
CyrusOne	119,000	5,660,830

Total		10,185,990

Telecommunication Services – 1.1%
Diversified Telecommunication Services - 1.1%
ORBCOMM [1]	476,000	4,879,000

Total		4,879,000

Miscellaneous[2] – 4.8%
Total		21,866,230

TOTAL COMMON STOCKS
(Cost $346,612,944)		439,573,934

REPURCHASE AGREEMENT – 3.1%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $14,044,035 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$14,325,925)
(Cost $14,044,000)		14,044,000

	PRINCIPAL
	AMOUNT
COLLATERAL RECEIVED FOR SECURITIES
LOANED – 6.8%
U.S. Treasury Bills
due 10/6/16-3/23/17	$5,102,720	5,102,987
U.S. Treasury Bonds
0.75%-4.25%
due 11/15/40-11/15/45	2,488,175	2,543,342
U.S. Treasury Notes
0.125%-3.50%
due 4/15/17-8/15/25	4,878,447	4,909,494
U.S. Treasury Notes - Floating Rate
due 7/31/17	48,518	48,519
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)		18,357,509

TOTAL COLLATERAL RECEIVED FOR
SECURITIES LOANED
(Cost $30,961,851)		30,961,851

TOTAL INVESTMENTS – 107.1%
(Cost $391,618,795)		484,579,785

LIABILITIES LESS CASH
AND OTHER ASSETS – (7.1)%		(32,296,042)

NET ASSETS – 100.0%		$452,283,743

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 86.6%

Consumer Discretionary – 35.0%
Auto Components - 7.3%
Cooper Tire & Rubber	430,500	$16,367,610
Gentex Corporation	1,006,000	17,665,360
Standard Motor Products [6]	1,505,000	71,878,800

		105,911,770

Automobiles - 1.8%
Winnebago Industries	1,075,900	25,358,963

Diversified Consumer Services - 3.9%
Capella Education [6]	724,300	42,038,372
DeVry Education Group	617,800	14,246,468

		56,284,840

Hotels, Restaurants & Leisure - 0.3%
Bowl America Cl. A [6]	343,000	4,887,750

Household Durables - 7.2%
Bassett Furniture Industries [6]	699,400	16,261,050
CSS Industries [6]	885,000	22,638,300
Ethan Allen Interiors	351,166	10,980,961
Flexsteel Industries [6]	520,000	26,894,400
Hooker Furniture [6]	1,110,000	27,183,900

		103,958,611

Leisure Products - 0.8%
Brunswick Corporation	241,000	11,755,980

Media - 8.3%
Meredith Corporation	1,041,500	54,147,585
Scholastic Corporation	1,675,000	65,928,000

		120,075,585

Specialty Retail - 5.4%
Children’s Place	727,500	58,105,425
Haverty Furniture	1,017,100	20,382,684

		78,488,109

Total		506,721,608

Consumer Staples – 5.6%
Food & Staples Retailing - 4.1%
Weis Markets	1,113,000	58,989,000

Food Products - 1.3%
John B. Sanfilippo & Son	386,000	19,813,380

Household Products - 0.2%
Oil-Dri Corporation of America	78,791	2,965,693

Total		81,768,073

Industrials – 20.2%
Aerospace & Defense - 2.7%
National Presto Industries [6]	450,000	39,505,500

Commercial Services & Supplies - 7.2%
Herman Miller	749,000	21,421,400
UniFirst Corporation	625,000	82,412,500

		103,833,900

Construction & Engineering - 0.1%
Argan	25,400	1,503,426

Electrical Equipment - 4.0%
Hubbell Cl. B	540,000	58,179,600

Machinery - 2.3%
Hurco Companies [6]	525,000	14,736,750
Kadant	362,000	18,863,820

		33,600,570

Professional Services - 2.7%
Kelly Services Cl. A	715,000	13,742,300
Resources Connection	1,650,000	24,651,000

		38,393,300

Trading Companies & Distributors - 1.2%
Applied Industrial Technologies	325,000	15,190,500
Central Steel & Wire [3]	6,421	2,632,610

		17,823,110

Total		292,839,406

Information Technology – 15.2%
Electronic Equipment, Instruments & Components - 9.6%
AVX Corporation	6,425,000	88,600,750
Park Electrochemical [6]	1,950,000	33,871,500
Vishay Intertechnology	1,190,000	16,767,100

		139,239,350

IT Services - 1.9%
Computer Services [3,6]	738,500	27,804,525

Semiconductors & Semiconductor Equipment - 3.7%
Teradyne	2,455,000	52,978,900

Total		220,022,775

Materials – 9.1%
Chemicals - 2.1%
Hawkins [6]	695,000	30,114,350

Metals & Mining - 2.4%
Kaiser Aluminum	403,500	34,898,715

Paper & Forest Products - 4.6%
Neenah Paper	762,000	60,205,620
Schweitzer-Mauduit International	175,000	6,748,000

		66,953,620

Total		131,966,685

Real Estate – 1.5%
Real Estate Management & Development - 1.5%
Marcus & Millichap [1]	840,000	21,966,000

Total		21,966,000

TOTAL COMMON STOCKS
(Cost $930,675,270)		1,255,284,547

REPURCHASE AGREEMENT – 13.0%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $188,059,470 (collateralized
by obligations of various U.S. Government
Agencies, 1.75%-2.125% due 12/31/22-1/31/23,
valued at $191,821,444)
(Cost $188,059,000)		188,059,000

TOTAL INVESTMENTS – 99.6%
(Cost $1,118,734,270)		1,443,343,547

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.4%		6,224,523

NET ASSETS – 100.0%		$1,449,568,070

SCHEDULES OF INVESTMENTS
ROYCE SPECIAL EQUITY MULTI-CAP FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 93.1%

Consumer Discretionary – 24.9%
Auto Components - 1.6%
Lear Corporation	15,000	$1,818,300

Distributors - 7.4%
Genuine Parts	85,000	8,538,250

Hotels, Restaurants & Leisure - 1.9%
McDonald’s	18,800	2,168,768

Household Durables - 1.1%
Leggett & Platt	28,000	1,276,240

Media - 4.4%
Scripps Networks Interactive Cl. A	80,700	5,123,643

Specialty Retail - 7.4%
Dicks Sporting Goods	110,000	6,239,200
Lowe’s Companies	33,000	2,382,930

		8,622,130

Textiles, Apparel & Luxury Goods - 1.1%
VF Corporation	23,500	1,317,175

Total		28,864,506

Consumer Staples – 3.3%
Food Products - 1.0%
Hormel Foods	30,500	1,156,865

Household Products - 2.3%
Kimberly-Clark	9,500	1,198,330
Procter & Gamble	16,000	1,436,000

		2,634,330

Total		3,791,195

Financials – 3.9%
Capital Markets - 3.9%
T. Rowe Price Group	69,000	4,588,500

Total		4,588,500

Industrials – 48.6%
Aerospace & Defense - 3.3%
General Dynamics	10,800	1,675,728
United Technologies	21,400	2,174,240

		3,849,968

Air Freight & Logistics - 0.8%
Expeditors International of Washington	18,500	953,120

Electrical Equipment - 5.4%
Emerson Electric	36,000	1,962,360
Rockwell Automation	35,000	4,281,900

		6,244,260

Industrial Conglomerates - 1.6%
Carlisle Companies	6,800	697,476
3M	7,000	1,233,610

		1,931,086

Machinery - 20.5%
Cummins	10,000	1,281,500
Dover Corporation	16,000	1,178,240
Illinois Tool Works	65,000	7,789,600
Lincoln Electric Holdings	63,800	3,995,156
Parker Hannifin	50,000	6,276,500
Stanley Black & Decker	3,750	461,175
Westinghouse Air Brake Technologies	34,000	2,776,100

		23,758,271

Professional Services - 12.8%
ManpowerGroup	107,000	7,731,820
Robert Half International	189,000	7,155,540

		14,887,360

Trading Companies & Distributors - 4.2%
Grainger (W.W.)	21,500	4,834,060

Total		56,458,125

Information Technology – 12.4%
Communications Equipment - 4.1%
Cisco Systems	150,000	4,758,000

Technology Hardware, Storage & Peripherals - 8.3%
Apple	85,000	9,609,250

Total		14,367,250

TOTAL COMMON STOCKS
(Cost $92,503,866)		108,069,576

REPURCHASE AGREEMENT – 6.1%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $7,072,018 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at $7,215,400)
(Cost $7,072,000)		7,072,000

TOTAL INVESTMENTS – 99.2%
(Cost $99,575,866)		115,141,576

CASH AND OTHER ASSETS
LESS LIABILITIES – 0.8%		908,772

NET ASSETS – 100.0%		$116,050,348

SCHEDULES OF INVESTMENTS
ROYCE TOTAL RETURN FUND
SEPTEMBER 30, 2016 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 98.8%

Consumer Discretionary – 11.8%
Auto Components - 1.7%
Gentex Corporation	1,863,088	$32,715,825
Nokian Renkaat	172,000	6,269,511
Standard Motor Products	97,506	4,656,887
STRATTEC SECURITY	98,934	3,492,370

		47,134,593

Automobiles - 1.4%
Thor Industries	455,432	38,575,091
Winnebago Industries	48,939	1,153,492

		39,728,583

Distributors - 0.3%
Weyco Group	282,000	7,577,340

Diversified Consumer Services - 0.1%
Capella Education	35,701	2,072,086

Household Durables - 1.1%
Ethan Allen Interiors	782,599	24,471,871
Flexsteel Industries	102,292	5,290,542
La-Z-Boy	77,820	1,911,259

		31,673,672

Internet & Direct Marketing Retail - 0.3%
HSN	23,154	921,529
PetMed Express	401,500	8,142,420

		9,063,949

Media - 1.2%
Meredith Corporation	277,300	14,416,827
Saga Communications Cl. A	186,719	8,465,839
Wiley (John) & Sons Cl. A	180,739	9,327,940

		32,210,606

Multiline Retail - 0.2%
Big Lots	18,661	891,063
Dillard’s Cl. A	84,481	5,323,148

		6,214,211

Specialty Retail - 4.3%
Aaron’s	40,334	1,025,290
American Eagle Outfitters	849,706	15,175,749
Buckle (The)	591,351	14,210,165
Caleres	34,778	879,536
Cato Corporation (The) Cl. A	612,406	20,142,033
Children’s Place	71,243	5,690,178
DSW Cl. A	599,656	12,280,955
GameStop Corporation Cl. A	90,200	2,488,618
Genesco [1]	254,339	13,851,302
Monro Muffler Brake	168,100	10,282,677
Shoe Carnival	601,653	16,040,069
Stein Mart	1,395,748	8,863,000

		120,929,572

Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear	108,258	6,142,559
J.G. Boswell Company [3]	1,170	748,800
Movado Group	412,240	8,854,915
Steven Madden [1]	260,856	9,015,183
Wolverine World Wide	370,100	8,523,403

		33,284,860

Total		329,889,472

Consumer Staples – 3.7%
Beverages - 0.2%
Compania Cervecerias Unidas ADR	264,000	5,330,160

Food & Staples Retailing - 0.6%
Village Super Market Cl. A	497,547	15,926,480

Food Products - 2.7%
Cal-Maine Foods [4]	31,496	1,213,856
Farmer Bros. [1]	366,000	13,011,300
Flowers Foods	335,700	5,075,784
Fresh Del Monte Produce	234,400	14,040,560
Hershey Creamery [3]	809	2,307,268
Lancaster Colony	126,100	16,656,549
Sanderson Farms	23,934	2,305,562
Tootsie Roll Industries	614,333	22,625,884

		77,236,763

Household Products - 0.0%
WD-40 Company	10,211	1,148,023

Personal Products - 0.2%
Nu Skin Enterprises Cl. A	79,813	5,170,286

Total		104,811,712

Energy – 3.0%
Energy Equipment & Services - 2.4%
Atwood Oceanics [1,4]	135,909	1,181,049
CARBO Ceramics [1]	92,000	1,006,480
Diamond Offshore Drilling [1,4]	298,614	5,258,593
Helmerich & Payne	145,370	9,783,401
Pason Systems	873,200	11,174,990
SEACOR Holdings [1]	501,090	29,809,844
Superior Energy Services	40,300	721,370
TGS-NOPEC Geophysical	408,690	7,384,732

		66,320,459

Oil, Gas & Consumable Fuels - 0.6%
Boardwalk Pipeline Partners L.P.	191,000	3,277,560
Dorchester Minerals L.P.	260,820	4,019,236
Permian Basin Royalty Trust	941,445	6,561,872
San Juan Basin Royalty Trust	502,530	2,964,927

		16,823,595

Total		83,144,054

Financials – 25.8%
Banks - 6.3%
Ames National	399,082	11,038,608
Associated Banc-Corp	493,700	9,671,583
Bank of Hawaii	323,701	23,507,167
BLOM Bank GDR	261,500	2,667,300
BOK Financial	354,468	24,447,658
Camden National	312,588	14,922,951
Canadian Western Bank	650,000	12,510,004
City Holding Company	230,151	11,574,294
CNB Financial	305,862	6,472,040
Codorus Valley Bancorp	43,910	960,751
Farmers & Merchants Bank of Long
Beach [3]	479	2,981,775
First Citizens BancShares Cl. A	97,026	28,514,971
First National Bank Alaska [3]	3,110	5,209,250
National Bankshares	161,752	5,949,238
Northrim BanCorp	216,577	5,576,858
Peapack-Gladstone Financial	562,058	12,595,720

		178,600,168

Capital Markets - 8.1%
AllianceBernstein Holding L.P.	433,100	9,874,680
Apollo Global Management LLC Cl. A	466,100	8,371,156
Ares Management L.P.	339,600	5,912,436
Artisan Partners Asset Management Cl. A	162,700	4,425,440
Ashmore Group	3,094,700	14,165,033
Associated Capital Group Cl. A	204,362	7,246,676
Bolsa Mexicana de Valores	6,479,000	10,315,075
Citadel Capital [1]	9,155,000	855,709
Cohen & Steers	335,337	14,335,657
Coronation Fund Managers	526,000	2,695,728
Edmond de Rothschild (Suisse)	244	3,394,030
Egyptian Financial Group-Hermes Holding
Company [1]	1,182,708	1,659,530
Federated Investors Cl. B	787,333	23,328,677
Fifth Street Finance	300,000	1,743,000
Fortress Investment Group LLC Cl. A	492,580	2,433,345
GAMCO Investors Cl. A	269,656	7,677,106
Greenhill & Co.	270,000	6,363,900
KKR & Co. L.P.	1,436,600	20,485,916
Moelis & Company Cl. A	602,545	16,202,435
Morningstar	34,801	2,758,675
MVC Capital	475,000	3,937,750
Och-Ziff Capital Management
Group LLC Cl. A [1]	315,600	1,369,704
Oppenheimer Holdings Cl. A	125,000	1,786,250
Rothschild & Co	581,675	14,404,737
Teton Advisors Cl. A [3]	1,297	49,870
TMX Group	432,000	19,839,171
Value Partners Group	11,628,400	11,972,790
Vontobel Holding	75,400	3,748,657
Waddell & Reed Financial Cl. A	33,600	610,176
Westwood Holdings Group	86,129	4,574,311

		226,537,620

Consumer Finance - 0.1%
Nelnet Cl. A	48,216	1,946,480

Diversified Financial Services - 0.2%
First Pacific	740,000	529,790
Leucadia National	141,659	2,697,187
Sofina	13,088	1,867,150

		5,094,127

Insurance - 9.7%
Alleghany Corporation [1]	53,300	27,983,566
American Financial Group	112,500	8,437,500
Argo Group International Holdings	20,086	1,133,252
Aspen Insurance Holdings	24,600	1,146,114
Assured Guaranty	430,392	11,943,378
Baldwin & Lyons Cl. B	278,238	7,131,240
Cincinnati Financial	141,200	10,649,304
E-L Financial	78,788	42,037,883
Employers Holdings	168,139	5,015,586
Erie Indemnity Cl. A	376,000	38,378,320
First American Financial	84,900	3,334,872
Gallagher (Arthur J.) & Co.	302,200	15,372,914
HCI Group	39,500	1,199,220
Horace Mann Educators	20,000	733,000
Infinity Property & Casualty	12,643	1,044,691
Markel Corporation [1]	35,800	33,249,966
Mercury General	121,000	6,636,850
National Western Life Group Cl. A [1]	5,900	1,211,683
Old Republic International	589,000	10,378,180
ProAssurance Corporation	182,000	9,551,360
Reinsurance Group of America	146,984	15,865,453
RLI Corp.	141,380	9,664,737
Selective Insurance Group	28,078	1,119,189
State Auto Financial	187,003	4,452,541
United Fire Group	29,517	1,249,160
United Insurance Holdings	13,000	220,740
Universal Insurance Holdings	101,200	2,550,240
White Mountains Insurance Group	2,534	2,103,220

		273,794,159

Investment Companies - 0.2%
British Empire Trust	526,454	4,079,930
RIT Capital Partners	95,500	2,160,001

		6,239,931

Thrifts & Mortgage Finance - 1.2%
Genworth MI Canada	604,720	15,561,071
Southern Missouri Bancorp	19,391	482,836
Timberland Bancorp	6,300	99,225
TrustCo Bank Corp. NY	2,347,159	16,641,357

		32,784,489

Total		724,996,974

Health Care – 5.2%
Health Care Equipment & Supplies - 2.7%
Analogic Corporation	216,000	19,137,600
Atrion Corporation	9,684	4,131,194
Hill-Rom Holdings	313,300	19,418,334
Meridian Bioscience	48,300	931,707
Teleflex	181,800	30,551,490

		74,170,325

Health Care Providers & Services - 2.4%
Aceto Corporation	507,032	9,628,538
Chemed Corporation	56,100	7,914,027
Ensign Group (The)	199,728	4,020,525
Landauer [6]	515,300	22,920,544
Owens & Minor	631,500	21,931,995
U.S. Physical Therapy	17,925	1,123,897

		67,539,526

Health Care Technology - 0.0%
Computer Programs and Systems	26,726	696,480

Pharmaceuticals - 0.1%
Recordati	110,000	3,535,703

Total		145,942,034

Industrials – 24.7%
Aerospace & Defense - 1.6%
Curtiss-Wright	11,727	1,068,447
HEICO Corporation	225,443	15,600,655
HEICO Corporation Cl. A	454,966	27,529,993

		44,199,095

Air Freight & Logistics - 1.4%
C. H. Robinson Worldwide	226,500	15,959,190
Expeditors International of Washington	429,700	22,138,144

		38,097,334

Building Products - 1.1%
A. O. Smith Corporation	233,500	23,067,465
Apogee Enterprises	208,387	9,312,815

		32,380,280

Commercial Services & Supplies - 4.2%
ABM Industries	514,200	20,413,740
Deluxe Corporation	35,787	2,391,287
Ennis	73,953	1,246,108
Healthcare Services Group	5,264	208,349
HNI Corporation	415,684	16,544,223
Kimball International Cl. B	894,640	11,576,642
McGrath RentCorp	320,400	10,159,884
MSA Safety	220,812	12,815,929
Ritchie Bros. Auctioneers	1,074,620	37,686,923
UniFirst Corporation	43,177	5,693,319

		118,736,404

Construction & Engineering - 0.8%
Comfort Systems USA	232,932	6,827,237
EMCOR Group	96,989	5,782,484
KBR	440,000	6,657,200
Valmont Industries	27,600	3,714,132

		22,981,053

Electrical Equipment - 1.8%
EnerSys	21,800	1,508,342
Hubbell Cl. B	247,900	26,708,746
LSI Industries	999,401	11,223,273
Preformed Line Products	234,679	9,896,414

		49,336,775

Industrial Conglomerates - 0.5%
Raven Industries	570,626	13,141,517

Machinery - 9.0%
Alamo Group	141,984	9,355,326
American Railcar Industries	189,100	7,841,977
CLARCOR	127,000	8,255,000
Federal Signal	744,552	9,872,760
Franklin Electric	683,300	27,817,143
Gorman-Rupp Company (The)	546,000	13,983,060
Kadant	26,300	1,370,493
Lincoln Electric Holdings	164,200	10,282,204
Lindsay Corporation	166,649	12,328,693
Miller Industries	413,793	9,430,342
Mueller (Paul) Company [1,3,6]	116,700	3,501,000
Mueller Industries	387,448	12,561,064
Nordson Corporation	244,600	24,369,498
Standex International	49,531	4,599,944
Starrett (L.S.) Company (The) Cl. A [6]	509,400	5,002,308
Sun Hydraulics	204,848	6,610,445
Tennant Company	544,396	35,276,861
Trinity Industries	628,962	15,208,301
Woodward	567,300	35,444,904

		253,111,323

Marine - 0.8%
Clarkson	784,600	21,287,000

Professional Services - 3.0%
CEB	202,400	11,024,728
Exponent	74,792	3,818,880
Heidrick & Struggles International	59,817	1,109,605
Kelly Services Cl. A	434,200	8,345,324
Korn/Ferry International	696,832	14,633,472
ManpowerGroup	398,752	28,813,820
Resources Connection	5,800	86,652
Robert Half International	419,461	15,880,793

		83,713,274

Road & Rail - 0.3%
Werner Enterprises	333,187	7,753,261

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies	50,000	2,337,000
Houston Wire & Cable	728,861	4,511,650

		6,848,650

Total		691,585,966

Information Technology – 7.0%
Communications Equipment - 0.5%
ADTRAN	147,029	2,814,135
Bel Fuse Cl. A	22,350	450,353
Brocade Communications Systems	727,715	6,716,809
TESSCO Technologies	326,837	4,056,047

		14,037,344

Electronic Equipment, Instruments & Components - 3.4%
AVX Corporation	968,695	13,358,304
Cognex Corporation	293,005	15,488,244
FLIR Systems	107,275	3,370,580
Kimball Electronics [1]	543,450	7,532,217
Littelfuse	24,750	3,188,048
Methode Electronics	714,941	25,001,487
National Instruments	277,274	7,874,582
Systemax	226,400	1,793,088
Vishay Intertechnology	1,327,258	18,701,065

		96,307,615

IT Services - 0.3%
Forrester Research	42,804	1,665,076
MAXIMUS	104,420	5,905,995

		7,571,071

Semiconductors & Semiconductor Equipment - 1.1%
MKS Instruments	509,237	25,324,356
Power Integrations	22,204	1,399,518
Teradyne	58,700	1,266,746
Tessera Technologies	64,590	2,482,840

		30,473,460

Software - 1.0%
Ebix	82,997	4,718,380
Fair Isaac	145,400	18,115,386
Pegasystems	208,713	6,154,946

		28,988,712

Technology Hardware, Storage & Peripherals - 0.7%
Diebold	824,718	20,444,759

Total		197,822,961

Materials – 12.8%
Chemicals - 6.5%
Albemarle Corporation	400,100	34,204,549
Balchem Corporation	557,949	43,257,786
Cabot Corporation	363,600	19,056,276
Chase Corporation	420,755	29,082,586
FutureFuel Corporation	188,959	2,131,457
Innophos Holdings	13,785	538,029
Innospec	32,613	1,983,196
Quaker Chemical	406,129	43,021,245
Umicore	142,500	8,937,115

		182,212,239

Construction Materials - 0.3%
Ash Grove Cement [3]	39,610	9,546,010

Containers & Packaging - 2.9%
AptarGroup	115,500	8,940,855
Bemis Company	378,200	19,291,982
Greif Cl. A	591,544	29,334,667
Mayr-Melnhof Karton	60,000	6,598,554
Sonoco Products	327,578	17,305,946

		81,472,004

Metals & Mining - 2.3%
Agnico Eagle Mines	66,000	3,575,880
Alamos Gold Cl. A	240,000	1,975,685
Allegheny Technologies	243,246	4,395,455
Ampco-Pittsburgh	150,306	1,666,894
Carpenter Technology	159,875	6,596,442
Commercial Metals	134,860	2,183,383
Ferroglobe	569,803	5,145,321
Franco-Nevada Corporation	78,000	5,449,860
Gold Fields ADR	1,487,643	7,215,069
Reliance Steel & Aluminum	30,400	2,189,712
Schnitzer Steel Industries Cl. A	269,782	5,638,444
Worthington Industries	374,700	17,996,841

		64,028,986

Paper & Forest Products - 0.8%
Deltic Timber	162,000	10,972,260
Domtar Corporation	117,600	4,366,488
Neenah Paper	39,200	3,097,192
Pope Resources L.P.	13,900	917,400
Resolute Forest Products [1]	100,000	473,000
Schweitzer-Mauduit International	41,400	1,596,384

		21,422,724

Total		358,681,963

Real Estate – 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
Lexington Realty Trust	407,006	4,192,162

Total		4,192,162

Telecommunication Services – 1.0%
Diversified Telecommunication Services - 0.5%
ATN International	208,326	13,549,523

Wireless Telecommunication Services - 0.5%
Telephone and Data Systems	529,190	14,383,384

Total		27,932,907

Utilities – 2.0%
Electric Utilities - 0.6%
ALLETE	165,567	9,871,105
ITC Holdings	170,300	7,915,544

		17,786,649

Water Utilities - 1.4%
Aqua America	503,307	15,340,797
SJW	400,400	17,489,472
York Water	166,630	4,942,246

		37,772,515

Total		55,559,164

Miscellaneous[2] – 1.7%
Total		46,874,792

TOTAL COMMON STOCKS
(Cost $1,699,034,383)		2,771,434,161

	PRINCIPAL
	AMOUNT
CORPORATE BOND – 0.1%
Unit Corporation 6.625%
due 5/15/21
(Cost $3,449,068)	$4,227,000	3,566,531

REPURCHASE AGREEMENT – 1.0%
Fixed Income Clearing Corporation,
0.03% dated 9/30/16, due 10/3/16,
maturity value $28,833,072 (collateralized
by obligations of various U.S. Government
Agencies, 2.00% due 11/30/22, valued at
$29,412,194)
(Cost $28,833,000)		28,833,000

COLLATERAL RECEIVED FOR SECURITIES
LOANED – 0.3%
Money Market Funds
Federated Government Obligations Fund
(7 day yield-0.261%)
(Cost $7,382,497)		7,382,497

TOTAL INVESTMENTS – 100.2%
(Cost $1,738,698,948)		2,811,216,189

LIABILITIES LESS CASH
AND OTHER ASSETS – (0.2)%		(6,315,548)

NET ASSETS – 100.0%		$2,804,900,641

[1]	Non-income producing.
[2]	Includes securities first acquired in 2016 and less than 1% of net assets.
[3]	These securities are defined as Level 2 securities due to fair value being based on quoted prices for similar securities.
[4]	All or a portion of these securities were on loan at September 30, 2016. Total market value of loaned securities as of September 30, 2016, was as follows:

Market Value
Royce Heritage Fund	$1,278,159
Royce Low-Priced Stock Fund	21,674,179
Royce Micro-Cap Fund	6,256,342
Royce Opportunity Fund	94,208,028
Royce Pennsylvania Mutual Fund	32,280,628
Royce Premier Fund	45,079,288
Royce Small-Cap Value Fund	5,350,681
Royce Smaller-Companies Growth Fund	30,659,068
Royce Total Return Fund	7,146,022
[5]
Securities for which market quotations are not readily available represent 0.4% of net assets for Royce Micro-Cap Fund. These securities have been valued at their fair value under procedures approved by the Fund’s Board of Trustees. These securities are defined as Level 3 securities due to the use of significant unobservable inputs in the determination of fair value.

[6]
At September 30, 2016, the Fund owned 5% or more of the Company’s outstanding voting securities thereby making the Company an Affiliated Company as that term is defined in the Investment Company Act of 1940.

Securities of Global/International Funds are categorized by the country of their headquarters, with the exception of exchange-traded funds.

Tax Information:
At September 30, 2016, net unrealized appreciation (depreciation) based on identified cost for tax purposes was as follows:

		Net Unrealized
		Appreciation	Gross Unrealized

	Tax Basis Cost	(Depreciation)	Appreciation	Depreciation

Royce Dividend Value Fund	$194,821,698	$44,208,107	$58,006,317	$13,798,210
Royce Global Financial Services Fund	44,736,058	3,270,253	7,619,408	4,349,155
Royce Heritage Fund	200,943,183	38,813,046	40,156,566	1,343,520
Royce International Micro-Cap Fund	6,182,071	49,429	536,719	487,290
Royce International Premier Fund	64,806,871	6,154,932	9,160,504	3,005,572
Royce International Small-Cap Fund	8,262,595	201,835	731,184	529,349
Royce Low-Priced Stock Fund	313,454,362	30,401,436	64,845,147	34,443,711
Royce Micro-Cap Fund	222,980,377	24,291,186	48,885,703	24,594,517
Royce Micro-Cap Opportunity Fund	37,649,683	5,711,758	8,390,062	2,678,304
Royce Opportunity Fund	1,396,681,649	95,351,854	329,443,562	234,091,708
Royce Pennsylvania Mutual Fund	1,635,622,526	1,005,795,120	1,093,415,244	87,620,124
Royce Premier Fund	1,263,268,511	1,067,760,958	1,078,271,399	10,510,441
Royce Small-Cap Leaders Fund	78,570,271	17,085,916	18,211,778	1,125,862
Royce Small-Cap Value Fund	446,758,126	17,471,217	42,570,598	25,099,381
Royce Smaller-Companies Growth Fund	394,279,298	90,300,487	108,305,771	18,005,284
Royce Special Equity Fund	1,118,812,720	324,530,827	344,837,039	20,306,212
Royce Special Equity Multi-Cap Fund	99,579,462	15,562,114	18,196,374	2,634,260
Royce Total Return Fund	1,741,325,973	1,069,890,216	1,167,117,774	97,227,558

The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:
Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their highest bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price, except in the case of some bonds and other fixed income securities which may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. The Funds value their non-U.S. dollar denominated securities in U.S. dollars daily at the prevailing foreign currency exchange rates as quoted by a major bank. Securities for which market quotations are not readily available are valued at their fair value in accordance with the provisions of the 1940 Act, under procedures approved by the Fund’s Board of Trustees, and are reported as Level 3 securities. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, a Fund may fair value the security. The Funds use an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by a Fund may differ from quoted or published prices for the same security. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of each Fund’s investments, as noted above. These inputs are summarized in the three broad levels below:
Level 1 –	quoted prices in active markets for identical securities.
Level 2 –
other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements). The table below includes all Level 2 securities. Level 2 securities with values based on quoted prices for similar securities are noted in the Schedules of Investments.

Level 3 –
significant unobservable inputs (including last trade price before trading was suspended, or at a discount thereto for lack of marketability or otherwise, market price information regarding other securities, information received from the company and/or published documents, including SEC filings and financial statements, or other publicly available information).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2016. For a detailed breakout of common stocks by sector classification or country, please refer to the Schedules of Investments.

	Level 1	Level 2	Level 3	Total

Royce Dividend Value Fund
Common Stocks	$189,708,843	$37,840,525	$–	$227,549,368
Corporate Bond	–	386,437	–	386,437
Cash Equivalents	–	11,094,000	–	11,094,000
Royce Global Financial Services Fund
Common Stocks	33,037,478	11,817,833	–	44,855,311
Cash Equivalents	–	3,151,000	–	3,151,000
Royce Heritage Fund
Common Stocks	192,423,648	6,469,817	–	198,893,465
Cash Equivalents	1,275,764	39,587,000	–	40,862,764
Royce International Micro-Cap Fund
Common Stocks	1,044,346	4,960,154	–	6,004,500
Cash Equivalents	–	227,000	–	227,000
Royce International Premier Fund
Common Stocks	3,678,179	64,484,624	–	68,162,803
Cash Equivalents	–	2,799,000	–	2,799,000
Royce International Small-Cap Fund
Common Stocks	1,032,117	7,211,313	–	8,243,430
Cash Equivalents	–	221,000	–	221,000
Royce Low-Priced Stock Fund
Common Stocks	295,094,006	18,051,297	–	313,145,303
Cash Equivalents	22,237,495	8,473,000	–	30,710,495
Royce Micro-Cap Fund
Common Stocks	223,887,082	4,970,841	865,628	229,723,551
Cash Equivalents	6,562,012	10,986,000	–	17,548,012
Royce Micro-Cap Opportunity Fund
Common Stocks	40,784,441	–	–	40,784,441
Cash Equivalents	–	2,577,000	–	2,577,000
Royce Opportunity Fund
Common Stocks	1,333,405,189	–	–	1,333,405,189
Cash Equivalents	95,939,314	62,689,000	–	158,628,314
Royce Pennsylvania Mutual Fund
Common Stocks	2,532,607,670	53,105,398	–	2,585,713,068
Cash Equivalents	32,740,578	22,964,000	–	55,704,578
Royce Premier Fund
Common Stocks	2,222,171,903	28,527,342	–	2,250,699,245
Cash Equivalents	46,273,224	34,057,000	–	80,330,224
Royce Small-Cap Leaders Fund
Common Stocks	82,740,714	997,473	–	83,738,187
Cash Equivalents	–	11,918,000	–	11,918,000
Royce Small-Cap Value Fund
Common Stocks	399,235,833	–	–	399,235,833
Cash Equivalents	5,498,510	59,495,000	–	64,993,510
Royce Smaller-Companies Growth Fund
Common Stocks	420,414,225	19,159,709	–	439,573,934
Cash Equivalents	30,961,851	14,044,000	–	45,005,851
Royce Special Equity Fund
Common Stocks	1,224,847,412	30,437,135	–	1,255,284,547
Cash Equivalents	–	188,059,000	–	188,059,000
Royce Special Equity Multi-Cap Fund
Common Stocks	108,069,576	–	–	108,069,576
Cash Equivalents	–	7,072,000	–	7,072,000
Royce Total Return Fund
Common Stocks	2,624,801,452	146,632,709	–	2,771,434,161
Corporate Bond	–	3,566,531	–	3,566,531
Cash Equivalents	7,382,497	28,833,000	–	36,215,497

Certain securities have transferred in and out of Level 1 and Level 2 measurements during the reporting period. The Funds recognize transfers between levels as of the end of the reporting period. For the nine months ended September 30, 2016, the following Funds had securities transfer from Level 1 to Level 2 and from Level 2 to Level 1 within the fair value hierarchy:

	Transfers From	Transfers From
	Level 1 to Level 2	Level 2 to Level 1

Royce Global Financial Services Fund	$278,199	$852,680
Royce International Micro-Cap Fund	–	58,473
Royce International Small-Cap Fund	–	81,274
Royce Pennsylvania Mutual Fund	–	4,960,217
Royce Total Return Fund	3,394,030	–

Level 3 Reconciliation:

		Unrealized
	Balance as of 12/31/15	Gain (Loss)	Balance as of 9/30/16

Royce Micro-Cap Fund
Common Stocks	$810,411	$55,217	$865,628

The following table summarizes the valuation techniques used and unobservable inputs approved by the Valuation Committee to determine the fair value of certain, material Level 3 investments. The table does not include Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information with adjustments (e.g. broker quotes, pricing services, net asset values).

					Impact to Valuation
	Fair Value at	Valuation	Unobservable		From an Increase in
	9/30/16	Technique(s)	Input(s)	Range Average	Input[1]

Royce Micro-Cap Fund
		Discounted Present Value
Common Stocks	$865,628	Balance Sheet Analysis	Liquidity Discount	30%-40%	Decrease

[1]
This column represents the directional change in the fair value of the Level 3 investments that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in isolation could result in significantly higher or lower fair value measurements.

Repurchase Agreements:
The Funds may enter into repurchase agreements with institutions that the Funds’ investment adviser has determined are creditworthy. Each Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of each Fund to dispose of its underlying securities. The remaining contractual maturities of repurchase agreements held by the Funds at September 30, 2016 are overnight and continuous.

Securities Lending:
The Funds loan securities through a lending agent to qualified institutional investors for the purpose of realizing additional income. Collateral for the Funds on all securities loaned is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral maintained is at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. The Funds retain the risk of any loss on the securities on loan as well as incurring the potential loss on investments purchased with cash collateral received for securities lending. Loaned securities generally do not have stated maturity dates, and the Funds may recall a security at any time. The Funds’ securities lending income consists of the income earned on investing cash collateral, plus any premium payments received for lending certain securities, less any rebates paid to borrowers and lending agent fees associated with the loan. The lending agent is not affiliated with Royce.

Transactions in Affiliated Companies:
An “Affiliated Company,” as defined in the Investment Company Act of 1940, is a company in which a fund owns 5% or more of the company’s outstanding voting securities at any time during the period. The following transactions were effected in shares of such companies for the nine months ended September 30, 2016:

		Market			Realized			Market
	Shares	Value	Cost of	Cost of	Gain	Dividend	Shares	Value
Affiliated Company	12/31/15	12/31/15	Purchases	Sales	(Loss)	Income	9/30/16	9/30/16

Royce Opportunity Fund
A. M. Castle & Co.[1]	1,736,183	$2,760,531	$197,100	$3,047,540	$(2,435,146)	$–
Amtech Systems	743,606	4,654,974	314,284	344,932	(298,879)	–	794,399	$3,940,219
Aviat Networks	2,776,332	2,131,668	427,765	287,303	(133,365)	–	268,239	2,470,481
Dixie Group	866,135	4,529,886	39,588	198,936	(97,327)	–	853,935	4,269,675
Echelon Corporation	163,558	922,467	369,228	–	–	–	230,152	1,231,313
Fuel Systems Solutions[1]	919,302	4,495,387	146,476	–	–	–
KEMET Corporation[1]	2,221,453	5,264,844	333,087	4,817,119	(3,879,412)	–
LMI Aerospace	829,530	8,353,367	107,625	234,086	(99,599)	–	823,130	5,844,223
Noranda Aluminum Holding Corporation[1]	541,092	173,150	15,489	7,758,366	(7,711,462)	–
Northwest Pipe[1]	509,994	5,706,833	–	1,033,348	(544,560)	–
PCM[1]	568,244	5,642,663	275,758	915,390	788,732	–
SigmaTron International	347,772	2,618,723	–	–	–	–	347,772	1,891,880
		47,254,493			(14,411,018)	–		19,647,791
Royce Pennsylvania Mutual Fund
DTS[1]	910,629	20,562,003	–	7,404,447	3,168,321	17,331
FRP Holdings[1]	518,912	17,611,874	–	907,536	(85,566)	–
Preformed Line Products	305,178	12,847,994	–	830,417	(293,869)	174,167	290,278	12,241,023
STRATTEC SECURITY	260,547	14,718,300	–	1,159,069	(502,344)	100,151	246,147	8,688,989
		65,740,171			2,286,542	291,649		20,930,012
Royce Premier Fund
Pason Systems[1]	4,219,700	59,131,302	–	16,571,549	(1,760,255)	1,319,474
Sun Hydraulics[1]	1,872,426	59,412,077	–	41,998,564	(10,032,623)	348,729
		118,543,379			(11,792,878)	1,668,203
Royce Special Equity Fund
AVX Corporation[1]	8,450,000	102,583,000	–	28,163,797	(2,295,605)	2,359,875
Bassett Furniture Industries	25,139	630,486	18,469,313	–	–	135,126	699,400	16,261,050
Bowl America Cl. A	315,948	4,423,272	381,090	–	–	170,178	343,000	4,887,750
Capella Education	505,000	23,341,100	10,736,114	–	–	764,052	724,300	42,038,372
Children’s Place[1]	1,310,000	72,312,000	4,266,030	31,900,191	10,653,322	417,000
Computer Services			27,338,484	–	–	405,919	738,500	27,804,525
CSS Industries	840,000	23,839,200	1,226,327	–	–	522,000	885,000	22,638,300
Finish Line (The) Cl. A1	2,467,200	44,606,976	–	46,745,008	(543,473)	123,500
Flexsteel Industries	209,850	9,271,173	12,860,061	–	–	259,607	520,000	26,894,400
Haverty Furniture[1]	1,161,200	24,896,128	2,267,205	5,922,241	(481,475)	369,127
Hawkins	835,000	29,867,950	4,823,921	10,499,158	1,689,386	682,590	695,000	30,114,350
Hooker Furniture	622,000	15,699,280	14,203,835	–	–	319,500	1,110,000	27,183,900
Hurco Companies	515,900	13,702,304	252,973	–	–	141,300	525,000	14,736,750
National Presto Industries	450,000	37,287,000	–	–	–	2,272,500	450,000	39,505,500
Neenah Paper[1]	1,150,000	71,794,500	–	21,350,283	6,594,307	1,018,050
Park Electrochemical	1,792,000	26,987,520	2,353,703	–	–	579,180	1,950,000	33,871,500
Standard Motor Products	1,840,000	70,012,000	4,568,109	14,995,230	5,125,976	919,792	1,505,000	71,878,800
UniFirst Corporation[1]	1,360,000	141,712,000	–	46,494,899	36,077,112	100,969
		712,965,889			56,819,550	11,560,265		357,815,197
Royce Total Return Fund
Chase Corporation[1]	635,674	25,891,002	1,887,191	3,489,440	10,431,159	–
Landauer	515,300	16,963,676	–	–	–	425,123	515,300	22,920,544
Mueller (Paul) Company	116,700	3,034,200	–	–	–	–	116,700	3,501,000
Starrett (L.S.) Company (The) Cl. A	509,400	4,951,368	–	–	–	152,820	509,400	5,002,308
		50,840,246			10,431,159	577,943		31,423,852

[1]	Not an Affiliated Company at September 30, 2016.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Shareholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a) The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits
Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Royce Fund
By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 21, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Christopher D. Clark

Christopher D. Clark
President, The Royce Fund
Date: November 21, 2016

By:

/s/ Peter K. Hoglund

Peter K. Hoglund
Treasurer, The Royce Fund
Date: November 21, 2016